            As filed with the Securities and Exchange Commission

                            on November 29, 1995

                     Registration No. 33-16296; 811-8275

                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549
                            --------------------
                                  FORM N-1A

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ ]

                                                                   [X]

                       Post-Effective Amendment No. 30

                                     And

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]

                              Amendment No. 32                        [X]
                      (Check appropriate box or boxes)

                            --------------------

                        OVERLAND EXPRESS FUNDS, INC.
             (Exact Name of Registrant as specified in Charter)

                              111 Center Street
                        Little Rock, Arkansas  72201
        (Address of Principal Executive Offices, including Zip Code)

                            --------------------

     Registrant's Telephone Number, including Area Code:  (800) 458-6589
                            Richard H. Blank, Jr.
                              c/o Stephens Inc.
                              111 Center Street
                        Little Rock, Arkansas  72201
                   (Name and Address of Agent for Service)
                               With a copy to:
                           Robert M. Kurucza, Esq.
                           Marco E. Adelfio, Esq.
                             Morrison & Foerster
                        2000 Pennsylvania Ave., N.W.
                           Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):

[ ]  Immediately upon filing pursuant    [ ]  on _________ pursuant
     to Rule 485(b), or                       to Rule 485(b), or

[ ]  60 Days after filing pursuant       [ ]  on _________ pursuant
     to Rule 485(a), or                       to Rule 485(a)

[X]  75 days after filing pursuant       [ ]  on (date) pursuant
     to paragraph (a)(2)                      paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of shares of its Common Stock, $.001 par value, under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice for the fiscal year ended December 31, 1994, was filed with the Securities and Exchange Commission on February 28, 1995.

This Post-Effective Amendment to the Registrant's Registration Statement has been executed by Master Investment Trust (another registered investment company with separate series in which certain of the Registrant's series invest substantially all of their assets) and by such company's trustees and principal officers.

                                EXPLANATORY NOTE



             This Post-Effective Amendment No. 30 to the Registration Statement (the "Amendment") of Overland Express Funds, Inc. (the "Company") is being filed to register a new fund of the Company, the National Tax-Free Institutional Money Market Fund (the "Fund"). The Fund will invest substantially all of its assets in the corresponding master portfolio of Master Investment Trust, a management investment company organized as a Delaware business trust (SEC File No. 811-6415). This Amendment does not affect the Registration Statement for the Company's Asset Allocation Fund, California Tax-Free Bond Fund, California Tax-Free Money Market Fund, Municipal Income Fund, Money Market Fund, Overland Sweep Fund, U.S. Government Income Fund, U.S. Treasury Money Market Fund, Short-Term Municipal Income Fund, Short-Term Government-Corporate Income Fund, Strategic Growth Fund and Variable Rate Government Fund.

                             Cross Reference Sheet

               NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

Form N-1A Item Number

Part A       Prospectus Captions
------       -------------------

 1           Cover Page
 2           Prospectus Summary; Summary of Expenses
 3           Not Applicable
 4           How the Fund Works; Management of the Fund and the Master Series;
             General Information; Prospectus Appendix -- Additional Investment
             Policies
 5           Management of the Fund and the Master Series
 6           Management of the Fund and the Master Series; Dividends
 7           Investing in the Fund; Dividends; Taxes
 8           How to Redeem Shares
 9           Not Applicable

Part B       Statement of Additional Information Captions
------       --------------------------------------------

10           Cover Page
11           Table of Contents
12           Introduction
13           Investment Restrictions; Additional Permitted Investment Activities;
             Portfolio Transactions; SAI Appendix
14           Management
15           Management
16           Management; Custodian and Transfer and Dividend Disbursing Agent;
             Independent Auditors
17           Portfolio Transactions
18           Capital Stock
19           Determination of Net Asset Value
20           Federal Income Taxes
21           Management
22           Calculation of Yield and Total Return
23           Not Applicable

Part C       General Information
------       -------------------

24-32 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

                                       LOGO
Telephone: (800) 552-9612


                        NATIONAL TAX-FREE INSTITUTIONAL

                               MONEY MARKET FUND

            Stephens Inc. -- Sponsor, Administrator and Distributor
 Wells Fargo Bank, N.A. -- Investment Adviser, Transfer and Dividend Disbursing
                              Agent and Custodian


    Overland Express Funds, Inc. (the "Company") is a professionally managed, open-end, series investment company. This Prospectus describes the NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND (the "Fund"). The investment objective of the Fund is to provide investors with a high level of income exempt from federal income tax, while preserving capital and liquidity. THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS ASSETS IN THE TAX-FREE MONEY MARKET MASTER PORTFOLIO (THE "MASTER PORTFOLIO") OF MASTER INVESTMENT TRUST (THE "MASTER TRUST"), AN OPEN-END, MANAGEMENT INVESTMENT COMPANY, RATHER THAN IN A PORTFOLIO OF SECURITIES. THE MASTER PORTFOLIO HAS THE SAME INVESTMENT OBJECTIVE AS THE FUND. THEREFORE, THE FUND'S INVESTMENT EXPERIENCE CORRESPONDS DIRECTLY WITH THE MASTER PORTFOLIO'S INVESTMENT EXPERIENCE. SHARES OF THE MASTER PORTFOLIO MAY BE PURCHASED ONLY BY OTHER INVESTMENT COMPANIES OR SIMILAR ACCREDITED INVESTORS. The Master Portfolio seeks to achieve its investment objective by investing in high-quality, U.S. dollar-denominated money market instruments, primarily municipal obligations, with remaining maturities not exceeding thirteen months.



    This Prospectus sets forth concisely the information about the Fund and the Master Portfolio that a prospective investor should know before investing in the
Fund. A Statement of Additional Information (the "SAI"), dated February   ,
1996, containing additional information about the Fund, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. The SAI is available without charge and can be obtained by writing the Company c/o Overland Express Shareholder Services, P.O. Box 63084, San Francisco, California 94163 or by calling 1-800-552-9612.



    AN INVESTMENT IN THE FUND AND MASTER PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND OR MASTER PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                            ------------------------

                INVESTORS SHOULD READ THIS PROSPECTUS CAREFULLY
                      AND RETAIN IT FOR FUTURE REFERENCE.
                            ------------------------


FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR
   GUARANTEED BY WELLS FARGO BANK, N.A. ("WELLS FARGO BANK") OR ANY OF ITS
      AFFILIATES. SUCH SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S.
        GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE
          FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN
            INVESTMENT IN THE FUND INVOLVES CERTAIN INVESTMENT
               RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
    EXCHANGE COMMISSION, ANY STATE SECURITIES COMMISSION OR ANY OTHER
       REGULATORY AUTHORITY, NOR HAVE ANY OF THESE AUTHORITIES PASSED
         UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL
                OFFENSE.


                       PROSPECTUS DATED FEBRUARY 16, 1996

     As noted below under "How the Fund Works," investors may be able to invest indirectly in the Master Portfolio through other investment companies or series of the Company which invest substantially all of their assets in the Master Portfolio.



WELLS FARGO BANK IS THE INVESTMENT ADVISER TO THE MASTER PORTFOLIO AND
  PROVIDES CERTAIN OTHER SERVICES TO THE FUND AND MASTER PORTFOLIO FOR WHICH
    IT IS COMPENSATED. STEPHENS INC. ("STEPHENS"), WHICH IS NOT AFFILIATED
      WITH WELLS FARGO BANK, IS THE SPONSOR AND ADMINISTRATOR AND SERVES
       AS THE DISTRIBUTOR FOR THE COMPANY AND PLACEMENT AGENT FOR THE
        MASTER TRUST.


                               TABLE OF CONTENTS


                                                                                            PAGE
                                                                                            -----
Prospectus Summary........................................................................    ii
Summary of Expenses.......................................................................    iv
How the Fund Works........................................................................     1
  Risk Factors............................................................................     3
Management of the Fund and the Master Portfolio...........................................     4
Investing in the Fund.....................................................................     7
Dividends.................................................................................    10
How to Redeem Shares......................................................................    10
Additional Shareholder Services...........................................................    13
Taxes.....................................................................................    15
General Information.......................................................................    16
Prospectus Appendix -- Additional Investment Policies.....................................   A-1

                               PROSPECTUS SUMMARY

     The following summary provides investors with basic information about the Fund. For more information, please refer specifically to the identified Prospectus sections and generally to the Prospectus and SAI.

Q.    WHO CAN INVEST IN THE FUND?

A. Shares of the Fund are offered primarily to a select group of investors. These include:


      Foundations, corporations and other business entities and high net-worth individuals and Trusts that have a business relationship with one of the Company's Selling Agents that permits investments in Fund shares, and persons who invest pursuant to an agreement between such an entity and a Selling Agent (for example, Wells Fargo Bank). See "Investing in the Fund -- Purchase of Shares."



Q.    WHAT IS THE INVESTMENT OBJECTIVE OF THE FUND AND THE MASTER PORTFOLIO?



A. The NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND, a diversified portfolio of securities, seeks to provide investors with a high level of income exempt from federal income tax, while preserving capital and liquidity. The Fund seeks to achieve its investment objective by investing all of its assets in the Tax-Free Money Market Master Portfolio of the Master Trust, which has the same investment objective as the Fund. The Master Portfolio seeks to achieve its investment objective by investing in high-quality, U.S. dollar-denominated money market instruments, primarily municipal obligations, with remaining maturities not exceeding 13 months. See "How the Fund Works -- Investment Objective and Policies" and "Prospectus Appendix -- Additional Investment Policies."


Q.    WHAT ARE SOME OF THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND?


A. Investments in the Fund are not bank deposits or obligations of Wells Fargo Bank and are not insured by the Federal Deposit Insurance Corporation ("FDIC"), nor are they insured or guaranteed against loss of principal. Therefore, investors should be willing to accept some risk with money invested in the Fund. Although the Fund and the Master Portfolio seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. As with all mutual funds, there can be no assurance that the Fund will achieve its investment objective. See "How the Fund Works -- Investment Objective and Policies" and "Prospectus Appendix -- Additional Investment Policies."



Q.    HOW MAY INVESTORS PURCHASE SHARES?



A. Investors may invest by purchasing Fund shares at their net asset value next calculated on any Business Day (as defined below). There are no sales loads. Investors may open an account by investing at least $150,000 and may make additional investments of at least $25,000, although certain exceptions to these minimums may be available. Shares of the Fund may be purchased on any Business Day by calling an account representative, wiring money, mailing a check or electing an automatic investment feature called the Systematic Purchase Plan. Shares of the Fund may not be suitable investments for tax-exempt institutions or tax-exempt retirement plans, since such investors would not generally benefit from the tax-exempt status of the Fund's dividends. See "Investing in the

      Fund." For more details, investors may contact Stephens (the Fund's sponsor and distributor) or a Selling Agent (such as Wells Fargo Bank).

Q.    WHO MANAGES INVESTMENTS?


A. Wells Fargo Bank, as investment adviser of the Master Portfolio, manages the Master Portfolio's investments. The Company has not retained the services of a separate investment adviser for the Fund because the Fund invests all of its assets in the Master Portfolio. Wells Fargo Bank, one of the largest commercial banks in the United States, was founded in 1852 and is the oldest bank in the western United States. As of October 31, 1995, Wells Fargo Bank provided investment advisory services for approximately $33.9 billion of assets for individuals, trusts, estates and institutions. See "Management of the Fund and the Master Portfolio" and "General Information" in this Prospectus.


Q.    WHAT ARE THE FEES FOR INVESTING?


A. Unlike certain other mutual funds that charge sales loads or other transactions fees, the Fund does not impose shareholder transaction fees on the purchase, redemption or exchange of its shares or for reinvesting dividends. For its advisory services to the Master Portfolio, Wells Fargo Bank is entitled to receive an annual fee at the rate of 0.30% of the Master Portfolio's average daily net assets. Wells Fargo Bank also provides transfer and dividend disbursing agency services and custodial services to the Fund and the Master Portfolio. No additional compensation is payable to Wells Fargo Bank for providing such services to the Fund or the Master Portfolio.



      For its services as administrator of the Fund and the Master Portfolio, Stephens is entitled to receive an annual fee at the rate of 0.05% of the Fund's average daily net assets.


Q.    HOW ARE FUND INVESTMENTS VALUED?


A. The price per share or "net asset value" ("NAV") of the Fund depends on the NAV of the Master Portfolio's shares, which in turn depends on the total value of the portfolio securities owned by the Master Portfolio (plus cash and other assets after subtracting all liabilities) and the number of Master Portfolio shares outstanding. On each Business Day, Wells Fargo Bank calculates a new NAV for the Fund and the Master Portfolio. (See "Investing in the Fund -- Share Price")



      Although the Fund and Master Portfolio seek to maintain a stable NAV of $1.00 per share, there can be no assurance that this will be achieved.



Q.    DOES THE FUND PAY DIVIDENDS AND DISTRIBUTE CAPITAL GAINS?



A. Dividends from any net investment income are declared daily, paid monthly and automatically reinvested in additional Fund shares at NAV unless payment in cash is requested and arrangements with an account representative or Wells Fargo Bank permit the processing of cash payments. Each reinvestment increases the total number of shares held in an account. Any capital gains are distributed at least annually. See "Dividends" and "Investing in the Fund."


Q.    HOW MAY AN INVESTOR REDEEM SHARES?

A. Investors may redeem Fund shares at NAV, without paying any sales charge or redemption fee, on any Business Day by calling an account representative, by letter, by an automatic feature called the Systematic Withdrawal Plan, or by telephone (unless the investor specifically declines telephone privileges). See "How To Redeem Shares." For more information, investors should contact an account representative, Stephens or a Selling Agent (such as Wells Fargo Bank).

                             SUMMARY OF EXPENSES(1)

                       ANNUAL FUND OPERATING EXPENSES(2)
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)


Master Portfolio Management Fee.....................................................          0.30%
Other Expenses:
  Administrative Fee................................................................  0.05%
  Miscellaneous Expenses(3).........................................................  0.05%
                                                                                      ----
Total Other Expenses(3).............................................................          0.10%
                                                                                              ====
Total Fund Operating Expenses(3)....................................................          0.40%


---------------


(1) Other mutual funds may invest in the Master Portfolio and such other funds' expenses and, correspondingly, investment returns may differ from those of the Fund.



(2) ANNUAL FUND OPERATING EXPENSES summarize expenses charged at the Master Trust level as well as expenses charged at the Company level. The amounts shown above under "Master Portfolio Management Fee" and "Administrative Fee" reflect contract rates. The amounts shown above under "Miscellaneous Expenses," "Total Other Expenses" and "Total Fund Operating Expenses" reflect certain anticipated voluntary fee waivers and expense reimbursements that are in effect for the current fiscal year. Absent waivers and reimbursements, the amounts shown under "Miscellaneous Expenses," "Total Other Expenses" and "Total Fund Operating Expenses" would be 0.30%, 0.35% and 0.65%, respectively. As of the date of this Prospectus, the Fund had not commenced operations. For a further description of the Master Portfolio's and Fund's fee structure, see "Management of the Fund and the Master Portfolio." Wells Fargo Bank and Stephens have each agreed to waive or reimburse all or a portion of its respective fees if certain Fund expenses exceed limits set by state securities laws or regulations.
    The Fund does not anticipate Fund expenses exceeding state limits. In addition, Wells Fargo Bank and Stephens may each elect, in its sole discretion, to waive fees or reimburse all or a portion of their respective expenses. Any such fee waivers or expense reimbursements would reduce the Fund's total expenses. There can be no assurance that such waivers or reimbursements would continue. Investors should see the Prospectus section captioned "Management of the Fund and the Master Portfolio" for more complete descriptions of the various costs and expenses they can expect to incur as investors in the Fund.


(3) After any waivers or reimbursements.

                                    EXAMPLE

                                                                                1 YEAR     3 YEARS
                                                                                ------     -------
An investor would pay the following expenses on a $1,000 investment in the
  Fund, assuming (A) a 5% annual return and (B) redemption at the end of each
  time period indicated:......................................................     $4        $13


     The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. There are no sales loads, redemption fees or exchange fees charged by the Fund. However, the Company reserves the right to impose charges for wiring redemption proceeds. The table summarizes expenses for both the Master Portfolio and the Fund. As noted above, these fees and expense amounts summarize the fees and expenses of the Fund and the Master Portfolio. The 5% rate of return reflected in the Example should not be considered an indication of actual or expected performance of the Fund. In addition, the Example should not be considered a representation of past or future expenses; actual expenses may be greater or lesser than those shown.



     With regard to the combined fees and expenses of the Fund and the Master Portfolio, the Company's Board of Directors has considered whether various costs and benefits of investing all the Fund's assets in the Master Portfolio would be more or less than if the Fund invested in portfolio securities directly, and believes that the Fund should achieve economic efficiencies by investing in the Master Portfolio. Additionally, the Board of Directors has determined that the aggregate fees assessed by the Fund and the Master Portfolio should be less than those expenses that the Directors believe would be incurred if the Fund had invested directly in the securities held by the Master Portfolio. See the Prospectus section captioned "Management of the Fund and the Master Portfolio" for more complete descriptions of the various costs and expenses applicable to investors in the Fund. In addition, if the Fund were to change its investment strategy and no longer invest in the Master Portfolio, these expenses could change.

                               HOW THE FUND WORKS

INVESTMENT OBJECTIVE AND POLICIES


     The NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND seeks to provide investors with a high level of income exempt from federal income tax, while preserving capital and liquidity. The Fund, which is diversified portfolio, seeks to achieve its investment objective by investing all of its assets in the Master Portfolio, which has the same investment objective as the Fund. The Master Portfolio seeks to achieve its investment objective by investing in high-quality, short-term U.S. dollar-denominated money market instruments, primarily municipal obligations, with remaining maturities not exceeding thirteen months.



     The Fund may withdraw its investments in the Master Portfolio only if the Company's Board of Directors determines that such action is in the best interests of the Fund and its shareholders. Upon such withdrawal, the Board would consider alternative investments, including investing all of the Fund's assets in another investment company with the same investment objective as the Fund or hiring an investment adviser to manage the Fund's assets in accordance with the investment policies described in this section with respect to the Master Portfolio. For a description of the management and expenses of the Master Trust, see the Prospectus section captioned "Management of the Fund and the Master Portfolio."



     Since the investment characteristics of the Fund correspond directly to those of the Master Portfolio, the following is a discussion of the various investments of, and techniques employed by, the Master Portfolio.



     Wells Fargo Bank, as investment adviser to the Master Portfolio, pursues the Master Portfolio's investment objective by investing (under normal market conditions) substantially all of the Master Portfolio's assets in the following types of municipal obligations that pay interest which is exempt from federal income tax: bonds, notes and commercial paper issued by or on behalf of states, territories, and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies, instrumentalities (including government-sponsored enterprises) and authorities, the interest on which, in the opinion of counsel to the issuer or bond counsel, is exempt from federal income tax. These municipal obligations and the taxable investments described below may bear interest at rates that are not fixed ("floating- and variable-rate instruments").



     The Master Portfolio may temporarily invest some of its assets in cash reserves or certain high-quality, taxable money market instruments, or may engage in certain other investment activities as described in this Prospectus. The Master Portfolio may elect to invest temporarily up to 20% of its net assets in certain permitted taxable investments, including cash reserves, U.S. Government obligations, obligations of domestic banks, commercial paper, taxable municipal obligations and repurchase agreements. The Master Portfolio may also invest in U.S. dollar-denominated obligations of foreign banks and foreign securities. Such temporary investments would most likely be made when there is an unexpected or abnormal level of investor purchases or redemptions of interests in the Master Portfolio or because of unusual market conditions. The income from these temporary investments and investment activities may be subject to federal income tax. However, as stated above, Wells Fargo Bank seeks to invest substantially all of the Master Portfolio's assets in securities exempt from such tax. A more complete description of tax-free municipal obligations, taxable money market instruments, and other investment activities is contained in the "Prospectus Appendix -- Additional Investment Policies."

     As a matter of fundamental policy, at least 80% of the net assets of the Master Portfolio is invested (under normal market conditions) in municipal obligations that pay interest which is exempt from federal income tax and is not subject to the federal alternative minimum tax. However, as a matter of general operating policy, the Master Portfolio seeks to invest substantially all of its assets in such municipal obligations. The Master Portfolio's investment adviser may rely either on the opinion of counsel to the issuer of the municipal obligations or on Internal Revenue Service ("IRS") rulings regarding the tax treatment of these obligations. In addition, the Master Portfolio may invest 25% or more of its assets in municipal obligations that are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the other obligations; for example, the Master Portfolio may own different municipal obligations which pay interest based on the revenues of similar types of projects.


MASTER/FEEDER STRUCTURE


     The Fund is a feeder fund in a master/feeder structure, which means that it invests all of its assets in the Master Portfolio, which has the same investment objective as the Fund. The Master Trust is organized as a trust under the laws of the State of Delaware. See "General Information -- Description of the Company." In addition to selling its shares to the Fund, the Master Portfolio may sell its shares to other mutual funds or qualified investors. Such other mutual funds and other qualified investors may have different expenses and, accordingly, may experience different investment returns and yields compared with the Fund. Information regarding additional options, if any, for investing in shares of the Master Portfolio is available from Stephens and may be obtained by calling (800) 643-9691.



     The Company's Board of Directors believes that if other investors invest their assets in the Master Portfolio, certain economic efficiencies may be realized with respect to the Master Portfolio. For example, fixed expenses that otherwise would have been borne solely by the Fund would be spread across a potentially larger asset base provided by more than one fund investing in the Master Portfolio. The Fund and any other entities investing in the Master Portfolio are each liable for all obligations of the Master Portfolio. The risk of the Fund incurring financial loss on account of such liability, however, is limited to circumstances in which both inadequate insurance exists and the Master Trust itself is unable to meet its obligations. Accordingly, the Company's Board of Directors believes that neither the Fund nor its shareholders will be adversely affected by reason of investing the Fund's assets in the Master Portfolio. However, if a mutual fund or other investor withdraws its investment from the Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses across a larger asset base) that the Company's Board believes should be available through investment in the Master Portfolio may not be fully achieved. In addition, given the relatively novel nature of the master/feeder structure, accounting and operational difficulties, although unlikely, could occur.



     The investment objective and other fundamental policies of the Fund or the Master Portfolio cannot be changed without approval by the holders of a majority, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), of the Fund's or Master Portfolio's, as applicable, outstanding voting securities. Whenever the Fund, as a Master Portfolio interestholder, is requested to vote on matters pertaining to any fundamental policy of the Master Portfolio, the Company will hold a meeting of the Fund's shareholders to consider such matters, and the Fund's votes will be cast in proportion to the votes received from Fund shareholders. The Fund will vote those Fund shares for which it receives no voting instructions in the same proportion as the votes received from Fund shareholders. In addition, certain policies of the Master Portfolio that are non-fundamental could be changed by vote of a majority of the Master Trust's Trustees without interestholder vote. If the Master Portfolio's investment objective or fundamental or non-fundamental policies are changed, the Fund could subsequently change its objective or policies to correspond to those of the Master Portfolio, or the Fund could redeem its Master Portfolio interests and either seek a new investment company with a matching objective in which to invest or it could retain its own investment adviser to manage the Fund's portfolio in accordance with its investment objective. In the latter case, the Fund's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in the Fund. The Fund will provide shareholders with 30 days' written notice prior to the implementation of any change in the investment objective of the Fund or the Master Portfolio, to the extent possible. Additional information regarding the officers and directors/trustees of the Company and the Master Trust is located in Fund's SAI under "Management."


RISK FACTORS


     Investments in the Fund and Master Portfolio are not bank accounts and are not insured or guaranteed against loss of principal. Although both the Fund and the Master Portfolio seek to maintain a stable NAV of $1.00 per share, there is no assurance that they will be able to do so. As with all mutual funds, there can be no assurance that the Fund and the Master Portfolio will achieve their respective investment objectives. See "Prospectus Appendix -- Additional Investment Policies" for further discussion of investment objectives and risks.



     The Master Portfolio and the Fund, under the 1940 Act, must comply with certain investment criteria designed to provide liquidity, reduce risk and allow the Fund and the Master Portfolio each to maintain a stable NAV of $1.00 per share. The dollar-weighted average portfolio maturity of the Master Portfolio or the Fund must not exceed 90 days. In addition, any security that the Fund or Master Portfolio purchases must have a remaining maturity of not more than thirteen months. Any security that the Fund or Master Portfolio purchases must present minimal credit risks and be of high-quality (i.e., be rated in the top two rating categories by the required number of nationally recognized statistical rating organizations ("NRSROs") or, if unrated, determined to be of comparable quality to such rated securities). These determinations are made by Wells Fargo Bank, as the Master Portfolio's investment adviser, under guidelines adopted by the Master Trust's Board of Trustees.



     The Fund and the Master Portfolio seek to reduce risk by investing in securities of various issuers. As such, the Fund and the Master Portfolio are considered to be diversified for purposes of the 1940 Act. In addition, the Fund and the Master Portfolio, since their inception, have emphasized safety of principal and high credit quality. In particular, the internal investment policies of the Master Portfolio's investment adviser, Wells Fargo Bank, have always prohibited the purchase of many types of floating-rate instruments, commonly referred to as "derivatives," that are considered potentially volatile. The following types of derivative securities ARE NOT permitted investments for the Master Portfolio or the Fund:


     - capped floaters (on which interest is not paid when market rates move above a certain level);

     - leveraged floaters (whose interest-rate reset provisions are based on a formula that magnifies changes in interest rates);

     - range floaters (which do not pay any interest if market interest rates move outside of a specified rate);

     - dual index floaters (whose interest-rate reset provisions are tied to more than one index so that a change in the relationship between these indices may result in the value of the instrument falling below face value); and

     - inverse floaters (which reset in the opposite direction of their indices).


     Additionally, neither the Master Portfolio nor the Fund may invest in instruments whose interest-rate reset provisions are tied to an index that materially lags short-term interest rates, such as Cost of Funds Index ("COFI") floaters. The Master Portfolio and the Fund may only invest in floating-rate instruments that bear interest at a rate that resets quarterly or more frequently, and that resets based on changes in standard money market rate indices such as U.S. Government Treasury bills, London Interbank Offered Rate ("LIBOR"), the prime rate, published commercial paper rates, federal funds rates, Public Securities Associates ("PSA") Floaters or JJ Kenney index floaters.


PERFORMANCE


     The performance of the Fund may be advertised in terms of current yield, effective yield, tax-equivalent yield or effective tax-equivalent yield. These performance figures are based on historical results and are not intended to indicate future performance. The investment performance of the Fund corresponds to the investment experience of the Master Portfolio.



     The Fund's yield refers to the income generated by an investment in shares of the Fund over a seven- or thirty-day period (which period will be specified in any advertisement) expressed as an annual percentage rate. Effective yields are calculated similarly but assume that the income earned from the Fund is reinvested in the Fund. Because of the effects of compounding, effective yields are slightly higher than yields. The tax-equivalent yield and the effective tax-equivalent yield of the Fund assume that a stated income tax rate has been applied to determine the tax-equivalent figures. The application of the stated income tax rate results in higher effective yield figures. The Fund may also present nonstandard performance information, such as distribution rate, for purposes of sales literature.



     Additional performance information will be contained in the Company's annual report which will be available upon request without charge by calling the Company at (800) 552-9612.



                MANAGEMENT OF THE FUND AND THE MASTER PORTFOLIO



MASTER PORTFOLIO INVESTMENT ADVISER



     Pursuant to an Investment Advisory Contract, Wells Fargo Bank, a wholly owned subsidiary of Wells Investment Fargo & Company located at 420 Montgomery Street, San Francisco, California 94105, is the Master Portfolio's investment adviser. Wells Fargo Bank, one of the largest banks in the United States, was founded in 1852 and is the oldest bank in the western United States. As of October 31, 1995, Wells Fargo Bank provided investment advisory services for approximately $33.9 billion of assets for individuals, trusts, estates and institutions. The Investment Advisory Contract provides that Wells Fargo Bank furnish to the Master Portfolio invest-ment guidance and policy direction in connection with the daily portfolio management of the Master Portfolio, subject to the supervision of the Master Trust's Board of Trustees and in conformity with Delaware law and the stated policies of the Master Portfolio. Pursuant to the Investment Advisory Contract, Wells Fargo Bank furnishes to the Trust's Board of Trustees periodic reports on the investment strategy and performance of the Master Portfolio. Wells Fargo Bank also serves as the investment adviser to certain other separately managed funds of the Company, to the Master Trust and to five other registered, open-end management investment companies, each of which consists of several separately managed investment portfolios.



     Wells Fargo Bank deals, trades and invests for its own account in the types of securities in which the Master Portfolio may invest and may have deposit, loan and commercial banking relationships with the issuers of securities purchased by the Master Portfolio. Wells Fargo Bank has informed the Master Trust that in making its investment decisions it does not obtain or use material inside information in its possession.



     Under the terms of the Investment Advisory Contract, the Master Trust has agreed to pay Wells Fargo Bank a monthly fee at the annual rate of 0.30% of the Master Portfolio's average daily net assets. From time to time Wells Fargo Bank may voluntarily waive all or a portion of its advisory fees. There can be no assurance that such fee waivers would continue. Any fee waivers reduce the Master Portfolio's and the Fund's expenses and, accordingly, increase amounts that are available for distribution to shareholders.



     Morrison & Foerster, counsel to the Company and the Master Trust and special counsel to Wells Fargo Bank, has advised the Company, the Master Trust and Wells Fargo Bank that Wells Fargo Bank may perform the services contemplated by the Investment Advisory Contract without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such statutes, regulations and judicial or administrative decisions or interpretations, could prevent Wells Fargo Bank from continuing to perform, in whole or in part, such services. If Wells Fargo Bank were prohibited from performing any such services, it is expected that the Company's Board of Directors would recommend to the Fund's shareholders that they approve a new advisory agreement with another entity or entities qualified to perform such services.


SPONSOR, ADMINISTRATOR AND DISTRIBUTOR


     Stephens, located at 111 Center Street, Little Rock, Arkansas 72201, serves as the Fund's and the Master Portfolio's administrator pursuant to Administration Agreements. Under the Administration Agreement with respect to the Fund, Stephens generally supervises all aspects of the operation of the Fund, other than the provision of investment advice, subject to the overall authority of the Board of Directors and in accordance with Maryland law. The administrative services provided to the Fund also include coordination of the other services provided to the Fund, compilation of information for reports to the SEC and state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Company's Board of Directors and Officers. Stephens also furnishes office space and certain facilities to conduct the Company's business and compensates the Company's Directors, Officers and employees who are affiliated with Stephens. For providing administrative services to the Fund, the Company has agreed to pay Stephens a monthly fee at the annual rate of 0.05% of the Fund's average daily net assets.


     Stephens also serves as the Master Portfolio's and the Fund's principal underwriter within the meaning of the 1940 Act and as distributor of the Fund's shares pursuant to a Distribution Agreement with the Company. Under the Distribution Agreement, Stephens has agreed to act as agent for the Company for the sale of Fund shares and may enter into Selling Agreements with selling agents that wish to make available Fund shares to their respective customers ("Selling Agents"). Wells Fargo Bank presently acts as a Selling Agent, but does not receive any fee from the Fund for such activities.


     Stephens is a full service broker/dealer and investment advisory firm. Stephens and its predecessor have been providing securities and investment services for more than 60 years, including discretionary portfolio management services since 1983. Stephens currently manages investment portfolios for pension and profit sharing plans, individual investors, foundations, insurance companies and university endowments.

CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT


     Wells Fargo Bank serves as the Fund's and the Master Portfolio's custodian and transfer and dividend disbursing agent (the "Transfer Agent") but does not receive a fee from the Company or the Master Trust for such services. Pursuant to their separate Custody Agreements with Wells Fargo Bank, the Fund and the Master Portfolio may each, at times, borrow money from Wells Fargo Bank as needed to satisfy temporary liquidity needs. Wells Fargo Bank charges interest on such overdrafts at a rate determined pursuant to the Fund's and/or Master Portfolio's Custody Agreement. The custodial, transfer and dividend disbursing agency activities are performed at 525 Market Street, San Francisco, California 94105.


EXPENSES


     As noted previously, from time to time, Wells Fargo Bank and Stephens may waive their respective fees in whole or in part. Any such waivers reduce the Fund's expenses and, accordingly, have a favorable impact on the Fund's yield. Except for the expenses borne by Wells Fargo Bank and Stephens, the Fund bears all costs of its operations, including a pro rate portion of the compensation of the Company's Directors who are not affiliated with Wells Fargo Bank or Stephens or any of their affiliates; advisory, administration fees; interest charges; taxes; fees and expenses of independent auditors, legal counsel, expenses of redeeming shares, expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of Fund shares; pricing services; and any extraordinary expenses. Expenses attributable to the Fund are charged against the Fund's assets. General expenses of the Company are allocated among all of the funds of the Company, including the Fund, in a manner proportionate to the net assets of each fund, on a transactional basis, or on such other basis as the Company's Board of Directors deems equitable. The Fund bears a pro rata portion of the Master Portfolio's Expenses.

                             INVESTING IN THE FUND

OPENING AN ACCOUNT


     Fund shares may be purchased in one of the several ways described below. An Account Application, which must be completed and signed to open an account, accompanies this Prospectus. Additional documentation may be required from corporations, associations and certain fiduciaries. Investors must not mail cash. Investors with any questions or requiring extra forms may call (800) 552-9612. The Company or Stephens may make this Prospectus available in an electronic format. Upon receipt of a request from an investor or the investor's representative, the Company or Stephens will transmit or cause to be transmitted promptly, without charge, a paper copy of the electronic prospectus.


     After an Account Application has been processed and an account has been established, subsequent purchases of different funds of the Company under the same umbrella account do not require the completion of additional Account Applications. A separate Account Application must be processed for each different umbrella account number (even if the registration is the same). Investors should call the number on their confirmation statements to obtain information about what is required to change registration.

SHARE PRICE


     The price of each Fund share is its "net asset value" or NAV, which is computed by adding the value of the Fund's portfolio investments plus cash and other assets, deducting liabilities and then dividing the result by the number of shares outstanding. The Fund's investments in the Master Portfolio are valued at the NAV of the Master Portfolio's shares. The Master Portfolio calculates the NAV of its shares on each day and at the same time as the Fund. As noted above, the Fund seeks to maintain a constant $1.00 NAV share price, although there is no assurance that it will be able to do so.



     The Master Portfolio's portfolio investments are valued on the basis of amortized cost. This valuation method is based on the receipt of a steady rate of payment from the date of purchase until maturity rather than actual changes in market value. The Master Trust's Board of Trustees and the Company's Board of Directors believe that this valuation method accurately reflects fair value.


PURCHASE OF SHARES

     Investors may purchase Fund shares on any day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day"). The NYSE is closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each, a "Holiday"). When any Holiday falls on a Saturday, the NYSE usually is closed the preceding Friday, and when any Holiday falls on a Sunday, the NYSE is closed the following Monday. Wells Fargo Bank calculates the NAV each Business Day. All transaction orders are processed at the NAV next determined after the order is received.


     Investors may purchase Fund shares on any Business Day and by any of the methods described below. After a properly completed Account Application is received and the investor's wire order or check is received, or an account with a bank that is designated in the Account Application and that is approved by the Transfer Agent (an "Approved Account") is debited, the purchase order is effective, and full and fractional shares are purchased at the next determined NAV, which is expected to remain a constant $1.00 per share. All investments in the Fund's shares are subject to a determination by the Company that the investment instructions are complete. If shares are purchased by a check that does not clear, the Company reserves the right to cancel the purchase and hold the investor responsible for any losses or fees incurred. In addition, the Fund may hold payment on any redemption until reasonably satisfied that investments made by check have been collected (which may take up to 15 days). The Company reserves the right to reject any purchase order or suspend sales at any time. The Fund does not issue share certificates.

     The minimum initial investment is $25,000 by the Systematic Purchase Plan purchase method (described below) and $150,000 by all other methods. All subsequent investments must be at least $25,000. Investors with questions regarding purchases of shares, should contact the Company at (800) 572-7797 or contact a Selling Agent (such as Wells Fargo Bank).


     Purchase orders that are received by the Transfer Agent before 9:00 a.m. (Pacific time) generally are executed on the same day. Orders received by the Transfer Agent after 9:00 a.m. (Pacific time) are executed on the next Business Day.


     Federal regulations require that an investor provide a social security number or a certified taxpayer identification number ("TIN") upon opening or reopening an account. See "Taxes" for further information concerning this requirement. Failure to furnish a certified TIN to the Trust could subject the investor to a $50 penalty imposed by the IRS.

     Shares of the Fund may not be suitable investments for tax-exempt institutions or tax-sheltered retirement plans, since such investors would not benefit from the exempt status of the Fund's dividends. See "Federal Income Taxes -- Special Tax Considerations" in the SAI.

     Investors may buy Fund shares on any Business Day by any of the methods described below.

INITIAL PURCHASES BY WIRE

     The investor should:

     1. Telephone toll free (800) 572-7797. Give the name of the Fund, the name(s) in which the shares are to be registered, address, social security number or TIN (where applicable) of the person or entity in whose name(s) the shares are to be registered, dividend payment election, amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. An account number will be assigned. Some banks may impose wiring fees.

     2. Instruct the wiring bank to transmit the specified amount in federal funds ($150,000 or more) to:

     Wells Fargo Bank, N.A.
     San Francisco, California
     Bank Routing Number: 121000248
     Wire Purchase Account Number: 4068-000462

     Attention: National Tax-Free Institutional Money Market Fund

     Account Name(s): Name(s) in which the account is to be registered Account Number: (if investing into an existing account)

     3. A completed Account Application should be mailed, or sent by telefacsimile with the original subsequently mailed, to the following address immediately after the funds are wired and must be received and accepted by the Transfer Agent before an account can be opened:

     Wells Fargo Bank, N.A.
     c/o Overland Express Shareholder Services
     P.O. Box 63084
     San Francisco, California 94163
     Telefacsimile: 1-415-781-4082

     4. Share purchases are effected at the NAV next determined after the Account Application is received and accepted.

INITIAL PURCHASES BY MAIL

     The investor should:

     1. Complete an Account Application. Indicate the services to be used.


     2. Mail the Account Application and a check for $150,000 or more, payable to "National Tax-Free Institutional Money Market Fund" to the address above.


     3. Share purchases are effected at the NAV next determined after the Account Application is received and accepted.

SYSTEMATIC PURCHASE PLAN

     The Company's Systematic Purchase Plan provides investors with a convenient way to establish and automatically add to a Fund account on a monthly basis. To participate in the Systematic Purchase Plan, an investor must specify an amount ($25,000 or more) to be withdrawn automatically by the Transfer Agent on a monthly basis from a designated Approved Bank. Wells Fargo Bank is an Approved Bank. The Transfer Agent withdraws and uses this amount to purchase Fund shares on the investor's behalf on or about the fifth Business Day of each month. There are no separate fees charged to investors by the Fund for participating in the Systematic Purchase Plan.


     An investor may change the investment amount, suspend purchases or terminate the investor's election at any time by notifying the Transfer Agent at least five Business Days prior to any scheduled transaction.


ADDITIONAL PURCHASES


     Additional purchases of $25,000 or more may be made by instructing the Fund's Transfer Agent to debit a designated Approved Bank account, by wire by instructing the wiring bank to transmit the specified amount as directed above for initial purchases, or by mail with a check payable to "National Tax-Free Institutional Money Market Fund" to the above address. An investor should write the Fund account number on the check and include the detachable stub from the investor's Statement of Account or a letter providing the investor's Fund account number.

PURCHASES THROUGH SELLING AGENTS


     Purchase orders for Fund shares placed through Selling Agents by 9:00 a.m. (Pacific time) on any Business Day, including orders for which payment is to be made from free cash credit balances in securities accounts maintained with a Selling Agent, generally are executed on the same day an order is placed if notice is provided to the Transfer Agent by 9:00 a.m. (Pacific time) and federal funds are received by the Transfer Agent before the close of business.



     Purchase orders that are received by a Selling Agent after 9:00 a.m. (Pacific time) on any Business Day or federal funds that are not received by the Transfer Agent before the close of business generally are executed on the next Business Day following the day the order is placed. The Selling Agent is responsible for the prompt transmission of purchase orders to the Fund. Financial institutions acting as Selling Agents, or in certain other capacities, may be required to register as dealers pursuant to applicable state securities laws, which may differ from federal law and any interpretations expressed herein.


STATEMENTS AND REPORTS


     Investors are sent monthly statements of accounts after every month in which there has been a transaction that affects such investors' share balances or Fund account registrations. Statements with tax information are mailed to investors by January 31 of each year and also are filed with the IRS. At least twice a year, investors receive the Company's financial statements will be mailed to investors.


                                   DIVIDENDS


     The Fund intends to declare dividends on a daily basis, payable to shareholders of record as of 9:00 a.m. (Pacific time). If a purchase order is received before 9:00 a.m. (Pacific time) on any Business Day, the investor begins earning dividends on that Business day and continues to earn dividends through the day prior to the date the investor redeems such shares. If the investor's purchase order is received at or after 9:00 a.m. (Pacific time) on any Business Day, the investor begins earning dividends on the next Business Day and continues to earn dividends through the day prior to the date the investor redeems such shares. Dividends for a Saturday, Sunday or Holiday are credited on the preceding Business Day. If an investor redeems shares before the dividend payment date, any dividends credited to the investor are paid on the following dividend payment date unless the investor has redeemed all of the shares in the account, in which case the investor receives any accrued dividends together with any redemption proceeds. The Fund declares and distributes any capital gains at least annually.



     Dividends declared in, and attributable to, a month are paid early in the following month. Investors have three options for receiving distributions of dividends and capital gains (if any). They are discussed under "Additional Shareholder Services -- Dividend and Distribution Options."


                              HOW TO REDEEM SHARES

     Investors may redeem all or a portion of their shares in the Fund on any Business Day without any charge by the Fund. Shares are redeemed at the next NAV calculated after the Fund has received a redemption request in proper form. Redemption proceeds may be more or less than the amount invested and, therefore, a redemption of shares in the Fund may result in a gain or loss for federal and state income tax purposes. The Fund ordinarily remits redemption proceeds within seven days after a redemption order is received in proper form, unless the SEC permits a longer period under extraordinary circumstances. Such extraordinary circumstances could include a period during which an emergency exists as a result of which (a) disposal by the Fund and/or Master Portfolio of securities owned by them is not reasonably practicable or (b) it is not reasonably practicable for the Fund and/or Master Portfolio fairly to determine the value of their net assets, or (c) a period during which the SEC by order permits deferral of redemptions for the protection of security holders of the Fund and/or Master Portfolio. In addition, the Fund may hold payment on a redemption until reasonably satisfied that investments made by check have been collected (which can take up to 15 days from the purchase date). To ensure acceptance of a redemption request, investors should follow the procedures described below. Payment of redemption proceeds may be made in securities, subject to regulation by some state securities commissions.



     Telephone redemption or exchange privileges are made available to shareholders automatically upon opening an account, unless a shareholder specifically declines the privileges. These privileges authorize the Transfer Agent to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Transfer Agent to be genuine. The Company requests the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Company or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Company nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.


     Due to the high cost of maintaining Fund accounts with small balances, the Company reserves the right to redeem accounts that fall below $1,000. Prior to such a redemption, an investor will be given 30 days' notice to make an additional investment to raise the account balance to the specified minimum.


     Redemption orders that are received by the Transfer Agent before 9:00 a.m. (Pacific time) on any Business Day generally are executed on that Business Day. Redemption orders that are received after 9:00 a.m. (Pacific time) on any Business Day generally are executed on the next Business Day.


REDEMPTIONS BY MAIL

     The investor should:

     1. Write a letter of instruction. Indicate the dollar amount or number of Fund shares the investor wants to redeem. Refer to the Fund account number and provide a social security number or TIN (as applicable).

     2. Sign the letter in exactly the same way the account is registered. If there is more than one owner of the shares, all owners must sign.

     3. Signature guarantees are not required for redemption requests unless redemption proceeds of $5,000 or more are to be paid to someone other than the investor at the investor's address of record or to the investor's designated Approved Bank account, or other unusual circumstances exist which cause the Transfer Agent to determine that a signature guarantee is necessary or prudent to protect against unauthorized redemption requests. If required, a signature must be guaranteed by an "eligible guarantor institution," which includes a commercial bank that is an FDIC member, a trust company, a member firm of a domestic stock exchange, a savings association, or a credit union that is authorized by its charter to provide a signature guarantee. Signature guarantees by notaries public are not acceptable. Further documentation may be requested from corporations, administrators, executors, personal representatives, trustees or custodians.

     4. Mail a letter to the Transfer Agent at the mailing address set forth under "Investing in the Fund -- Initial Purchases By Wire."

     Unless other instructions are given in proper form, a check for redemption proceeds is sent to the investor's address of record.

SYSTEMATIC WITHDRAWAL PLAN

     The Company's Systematic Withdrawal Plan provides an investor with a convenient way to have Fund shares redeemed from an account and the proceeds distributed to the investor on a monthly basis. An investor may participate in this plan only if the investor has a Fund account valued at $10,000 or more as of the date of the election to participate, the investor has an account at an Approved Bank, the investor's dividends and capital gain distributions are being reinvested automatically and the investor is not also a participant in the Systematic Purchase Plan at any time while participating in the Systematic Withdrawal Plan. The investor specifies an amount ($100 or more) to be distributed by check to the investor's address of record or deposited in an Approved Bank account designated in the Account Application. The Transfer Agent redeems sufficient shares and mails or deposits redemption proceeds as instructed on or about the fifth Business Day prior to the end of each month. There are no separate fees charged to investors by the Fund for participating in the Systematic Withdrawal Plan.

     Investors may change the withdrawal amount, suspend withdrawals or terminate participation in the Systematic Withdrawal Plan at any time by notifying the Transfer Agent at least ten Business Days prior to any scheduled transaction. Participation in the Systematic Withdrawal Plan will be terminated automatically if a Fund account or Approved Bank account is closed.

EXPEDITED REDEMPTIONS BY LETTER AND TELEPHONE

     Investors may request an expedited redemption of shares of the Fund by letter, in which case receipt of redemption proceeds, but not the Fund's receipt of a redemption request, would be expedited. Telephone redemption or exchange privileges are made available to investors automatically upon the opening of an account unless an investor specifically declines such privileges. An investor also may request an expedited redemption of shares of the Fund by telephone on any Business Day, in which case both the receipt of redemption proceeds and the Fund's receipt of the redemption request would be expedited. Investors may request a redemption by telephone only if the total value of the shares redeemed is equal to $100 or more.


     Investors may request expedited redemption by telephone by calling the Transfer Agent at (800) 572-7797.


     Investors may mail expedited redemption requests to the Transfer Agent at the mailing address set forth under "Investing in the Fund -- Initial Purchases by Wire."

     Upon request, proceeds of expedited redemptions of $5,000 or more are wired or credited to an Approved Bank account designated in an Account Application or wired to the Selling Agent designated in an Account Application. The Company reserves the right to impose a charge for wiring redemption proceeds. When proceeds of an expedited redemption are to be paid to someone other than the investor, or to an address other than that of record, or to an account with an Approved Bank or Selling Agent that the investor has not predesignated in the Account Application, the expedited redemption request must be made by letter and the signature(s) on the letter must be guaranteed, regardless of the amount of the redemption. If an expedited redemption request is received by the Transfer Agent by 9:00 a.m. on a Business Day, redemption proceeds are transmitted to a designated account with an Approved Bank or Selling Agent on the same Business Day (assuming the investment check has cleared as described above), absent extraordinary circumstances. Such extraordinary circumstances could include those described above as potentially delaying redemptions, and also could include situations involving an unusually heavy volume of wire transfer orders on a national or regional basis or communication or transmittal delays that could cause a brief delay in the wiring or crediting of funds. A check for proceeds of less than $5,000 may be mailed to the address of record, or, at the investor's election, credited to an Approved Bank account designated in the Account Application.

     During periods of drastic economic or market activity or changes, investors may experience problems implementing an expedited redemption by telephone. In the event an investor is unable to reach the Transfer Agent by telephone, the investor should consider using overnight mail to implement an expedited redemption. The Fund reserves the right to modify or terminate the expedited telephone redemption privileges at any time.

REDEMPTIONS THROUGH SELLING AGENTS


     Investors may request a redemption of shares of the Fund through Selling Agents. Redemption orders transmitted by a Selling Agent to the Transfer Agent before 9:00 a.m. (Pacific time) on any Business Day generally are executed on that day. Redemption orders transmitted by a Selling Agent to the Transfer Agent after 9:00 a.m. (Pacific time) on any Business Day are executed on the next Business Day. The Selling Agent is responsible for the prompt transmission of redemption orders to the Fund.


     Unless an investor has made other arrangements with the Selling Agent, and the Transfer Agent has been informed of such arrangements, proceeds of a redemption order made by the investor through the Selling Agent are credited to an account with the Approved Bank that is designated in the Account Application. If no such account is designated, a check for the proceeds is mailed to the investor's address of record or, if such address is no longer valid, the proceeds are credited to the investor's account with the Selling Agent. An investor may request a check from the Selling Agent or may elect to retain the redemption proceeds in such account. The Selling Agent may charge a service fee. In addition, the Selling Agent may benefit from the use of redemption proceeds until the check it issues to the investor has cleared or until such proceeds have been disbursed or reinvested on the investor's behalf.

                        ADDITIONAL SHAREHOLDER SERVICES


     The Company offers investors a number of optional services. As noted above, investors can take advantage of the Systematic Purchase Plan, the Systematic Withdrawal Plan, and Expedited Redemptions by Letter and Telephone. In addition, the Fund offers three dividend and distribution payment options and an exchange privilege, which are described below.

DIVIDEND AND DISTRIBUTION OPTIONS

     When an investor fills out an Account Application, the investor can choose from three dividend and distribution options:

          A. The AUTOMATIC REINVESTMENT OPTION provides for the reinvestment of dividends and capital gain distributions in additional shares of the Fund. Dividends and distributions declared in a month are reinvested at NAV early in the following month. Investors are assigned this option automatically if they make no choice on their Account Applications.


          B. The CHECK PAYMENT OPTION allows an investor to receive a check for a dividend or capital gain distribution, which is mailed either to the designated address, or a designated Approved Bank, early in the month following declaration. If the U.S. Postal Service cannot deliver such checks, or if such checks remain uncashed for six months, distributions are held in a non-interest bearing omnibus bank account established by the Fund's dividend disbursing agent on an investor's behalf.



          C. The AUTOMATIC CLEARING HOUSE OPTION permits investors to have dividends and capital gain distributions deposited in an Approved Bank account designated in the Account Application. In the event the Approved Bank account is closed, distributions are held in a non-interest bearing omnibus bank account established by the Fund's dividend disbursing agent on the investor's behalf.


     The Company forwards moneys to the dividend disbursing agent so that it may issue investors dividend checks under the Check Payment Option. The dividend disbursing agent may benefit from the temporary use of such moneys until these checks clear.

EXCHANGE PRIVILEGE


     The exchange privilege enables an investor to exchange shares of the Fund for shares of another fund offered by the Company or shares of certain other funds offered by other investment companies advised by Wells Fargo Bank, to the extent such shares are offered for sale in the investor's state of residence. The exchange privilege may be expanded to permit exchanges between the Fund and other funds that, in the future, may be advised by Wells Fargo Bank. Investors will be notified of any such change. Before making an exchange from the Fund to another fund advised by Wells Fargo Bank, an investor should observe the following:


     - Obtain and carefully read the prospectus of the fund into which the investor wants to exchange. Prospectuses may be obtained from Stephens.

     -   Shares will be exchanged at the next determined NAV.

     - If the investor exchanges into another fund with a front-end sales charge, the investor must pay the difference between that fund's sales charge and any sales charge already paid in connection with the shares which are being exchanged.

     - Each exchange, in effect, represents the redemption of shares of one fund and the purchase of shares of another, which may produce a gain or loss for tax purposes. A confirmation of each exchange transaction is sent to investors.

     - The dollar amount of shares exchanged must meet the minimum initial and/or subsequent investment amounts of the other fund.


     - The Company reserves the right to limit the number of times shares may be exchanged between funds, to reject any telephone exchange order, to charge a nominal exchange fee (although it currently does not do so), or otherwise to modify or discontinue exchange privileges at any time. Under SEC rules, subject to limited exceptions, the Company must notify investors 60 days before it modifies or discontinues the exchange privilege.



     - No fees are currently charged investors directly in connection with exchanges through the Company although the Company reserves the right, upon not less than 60 days' written notice, to charge investors a nominal exchange fee in accordance with rules promulgated by the SEC.



     The procedures applicable to Fund share redemptions also apply to Fund share exchanges. In particular, exchange orders received after 9:00 a.m. (Pacific time) are processed on the next Business Day for each fund involved in the exchange. In addition, a signature guarantee may be required if the amount being exchanged is more than $25,000.


     To exchange shares, investors should write the Transfer Agent at the mailing address under "Investing in the Fund -- Initial Purchases by Wire," or call the Transfer Agent at the telephone number listed on the transaction confirmation, or contact a Selling Agent. The procedures applicable to telephone redemptions, including the discussion regarding the responsibility for the authenticity of telephone instructions, are also applicable to telephone exchange requests. See "How to Redeem Shares -- Expedited Redemptions by Letter and Telephone."

                                     TAXES

     The Company intends to qualify the Fund as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). The Fund will be treated as a separate entity for tax purposes and thus the provisions of the Code applicable to regulated investment companies generally will be applied to the Fund, rather than to the Company as a whole. In addition, net capital gains, net investment income, and operating expenses will be determined separately for the Fund.

     By complying with the applicable provisions of the Code, the Fund will not be subject to federal income taxes with respect to net investment income and net realized capital gains distributed to its shareholders, and the Fund's shareholders will not be subject to federal income taxes on any dividends of the Fund attributable to interest from tax-exempt securities. However, dividends attributable to interest from taxable securities and capital gains (if any) will be taxable to shareholders. In addition, by complying with the applicable provisions of the Code, Fund dividends also will be exempt from personal income tax to the extent such dividends are attributable to instruments that pay interest which would be exempt from personal income taxes if such instruments were held directly by an individual. The Fund does not make any representation regarding the taxation of its corporate shareholders and recommends that such shareholders consult their tax advisors.


     The Fund seeks to comply with the applicable provisions of the Code by investing all of its assets in the Master Portfolio. The Master Portfolio intends to qualify for federal tax purposes as a partnership. As such, the Fund will be deemed to own directly its proportionate share of the Master Trust's assets. Therefore, any interest, dividends, gains or losses of the Master Portfolio will be deemed to have been "passed through" to the Fund and other investors in the Master Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Master Portfolio or losses have been realized by the Fund or other investors. Accordingly, if the Master Portfolio were to accrue but not distribute any interest, dividends or gains, the Fund would be deemed to have realized and recognized its proportionate share of interest, dividends or gains without receipt of any corresponding distribution. The Master Portfolio seeks to minimize recognition by investors of interest, dividends or gains without a corresponding distribution.


     The Fund, or a Shareholder Servicing Agent on its behalf, will inform investors of the amount and nature of Fund dividends and capital gains. Investors should retain all statements received to assist in personal recordkeeping. The Company is required to withhold, subject to certain exemptions, at a rate of 31% on dividends paid or credited to individual shareholders of the Fund, if a shareholder has not complied with IRS regulations or if a correct social security number or TIN (a certified TIN when required), is not on file with the Company or the Transfer Agent. In connection with this withholding requirement, investors are asked to certify on their Account Applications that the social security number or TIN provided is correct and that such investors are not subject to 31% back-up withholding for previous underreporting to the IRS.

     Foreign shareholders may be subject to different tax treatment, including a withholding tax. See "Federal Income Taxes -- Foreign Shareholders" in the SAI.

     The foregoing discussion regarding dividends, distributions and taxes is based on tax laws and regulations which were in effect as of the date of this Prospectus and summarizes only some of the important federal tax considerations generally affecting the Fund and its shareholders. It is not intended as a substitute for careful tax planning; investors should consult their tax advisors with respect to their specific tax situations as well as with respect to state and local taxes.

     Further federal tax considerations are discussed in the SAI for the Fund.

                              GENERAL INFORMATION

DESCRIPTION OF THE COMPANY


     The Fund is a series of the Company. The Company, an open-end management investment company, was incorporated in Maryland on April 27, 1987. The authorized capital stock of the Company consists of 20,000,000,000 shares having a par value of $.001 per share. The Company is currently authorized to offer fourteen other series of shares: Asset Allocation Fund, California Tax-Free Bond Fund, California Tax-Free Money Market Fund, Dividend Income Fund, Growth and Income Fund, Municipal Income Fund, Money Market Fund, Overland Sweep Fund, Short-Term Government-Corporate Income Fund, Short-Term Municipal Income Fund, Strategic Growth Fund, Variable Rate Government Fund, U.S. Government Income Fund and U.S. Treasury Money Market Fund. The Board of Directors may, in the future, authorize the issuance of shares of capital stock representing additional series or investment portfolios. All shares of the Company have equal voting rights and will be voted in the aggregate, and not by series or class, except where voting by series or class is required by law or where the matter involved affects only one series or class. The Company may dispense with the annual meeting of shareholders in any fiscal year in which it is not required to elect Directors under the 1940 Act; however, shareholders are entitled to call a meeting of shareholders for purposes of voting on removal of a Director or Directors. A more detailed statement of the voting rights of shareholders is contained in the SAI. All shares of the Company, when issued, will be fully paid and nonassessable. The Company's principal office is located at 111 Center Street, Little Rock, Arkansas 72201.



     The Board of Directors of the Company supervises the Fund's activities and monitors its contractual arrangements with various service providers. Additional information about the Directors/Trustees and Officers of the Company and Master Portfolio is included in the Fund's SAI under "Management." As noted above, the Fund may withdraw its investment in the Master Portfolio only if the Board of Directors of the Company determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, the Board of Directors of the Company would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the hiring of an investment adviser to manage the Fund's assets in accordance with the investment policies described above with respect to the Master Portfolio. Although the Company is not required to hold regular annual shareholder meetings, occasional annual or special meetings may be required for purposes such as electing or removing Directors, approving advisory contracts and distribution plans, and changing the Fund's investment objective or fundamental investment policies.



     The Master Trust was established on August 15, 1991 as a Delaware business trust. The Master Trust's Declaration of Trust permits the Board of Trustees to issue beneficial interests in a Master Portfolio of the Master Trust to investors based on their proportionate investments in the Master Portfolio. The Master Trust, on behalf of the Master Portfolio, has retained the services of Wells Fargo Bank as investment adviser and Stephens as administrator and placement agent. The Board of Trustees of the Master Trust is responsible for the general management of the Master Trust and its Master Portfolios and supervising the actions of Wells Fargo Bank and Stephens in these capacities.


VOTING


     All shares of the Company have equal voting rights and will be voted in the aggregate, unless otherwise required by law (such as when a matter affects only one fund). Shareholders of the Fund are entitled to one vote for each share owned and fractional votes for fractional shares owned. A more detailed description of the voting rights and attributes of the shares is contained above under "How The Fund Works -- Master/Feeder Structure" and in the "Capital Stock" section of the SAI.


INDEPENDENT AUDITORS

     KPMG Peat Marwick LLP serve as independent auditors for the Company. Their address is Three Embarcadero Center, San Francisco, California 94111.

LEGAL COUNSEL

     Morrison & Foerster serves as counsel to the Company. Its address is 2000 Pennsylvania Avenue, N.W., Washington, D.C. 20006.

INFORMATION ON THE FUND

     The Company will provide annual and semi-annual reports to all shareholders. The annual reports contain audited financial statements and other information about the Company's funds, including additional information on performance. Shareholders may obtain a copy of the Company's most recent report without charge by phoning (800) 552-9612. Future annual reports will contain information about the Fund.

             PROSPECTUS APPENDIX -- ADDITIONAL INVESTMENT POLICIES


     The following describes certain instruments in which the Fund and Master Portfolio of the Master Trust may invest.


  Municipal Obligations


     Subject to the maturity and other restrictions under Rule 2a-7, the Master Portfolio may invest in Municipal Obligations. Municipal bonds generally have a maturity at the time of issuance of up to 40 years. Medium-term municipal notes are generally issued in anticipation of the receipt of tax funds, of the proceeds of bond placements, or of other revenues. The ability of an issuer to make payments on notes is therefore especially dependent on such tax receipts, proceeds from bond sales or other revenues, as the case may be. Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. From time to time, the Master Portfolio may invest 25% or more of the current value of its total assets in certain "private activity bonds," such as pollution control bonds; provided, however, that such investments will be made only to the extent they are consistent with the Master Portfolio's fundamental policy of investing, under normal circumstances, at least 80% of its net assets in municipal obligations that are exempt from federal income taxes and not subject to the federal alternative minimum tax.



     The Master Portfolio will invest in the following municipal obligations with remaining maturities not exceeding 13 months:


      (i) long-term municipal bonds rated at the date of purchase "Aa" or better by Moody's or "AA" or better by S&P;

      (ii) municipal notes rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate with a demand feature) by Moody's or "SP-1+", "SP-1" or "SP-2" by S&P; and

      (iii) short-term municipal commercial paper rated at the date of purchase "P-1" by Moody's or "A-1+", "A-1" or "A-2" by S&P.

  Taxable Investments


     Pending the investment of proceeds from the sale of interests of the Master Portfolio or proceeds from sales of portfolio securities or in anticipation of redemptions or to maintain a "defensive" posture when, in the opinion of Wells Fargo Bank, as investment adviser, it is advisable to do so because of market conditions, the Master Portfolio may elect to invest temporarily up to 20% of the current value of its net assets in cash reserves, including the following taxable high-quality money market instruments: (i) U.S. Government obligations;
(ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "P-1" by Moody's or "A-1+" or "A-1" by S&P; (iv) certain repurchase agreements; and (v) high-quality municipal obligations, the income from which may or may not be exempt from federal income taxes.

     Moreover, the Master Portfolio may invest temporarily more than 20% of its total assets in such securities and in high-quality, short-term municipal obligations the interest on which is not exempt from federal income taxes to maintain a temporary defensive posture or in an effort to improve after-tax yield to the Master Portfolio's shareholders when, in the opinion of Wells Fargo Bank, as investment adviser, it is advisable to do so because of unusual market conditions.


  U.S. Government Obligations


     The Master Portfolio may invest in various types of U.S. Government obligations with remaining maturities of up to 13 months. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the U.S. Treasury. U.S. Treasury obligations differ mainly in the length of their maturities. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises. Some obligations of such agencies or instrumentalities of the U.S. Government are supported by the full faith and credit of the United States or U.S. Treasury guarantees; others, by the right of the issuer or guarantor to borrow from the U.S. Treasury; still others by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, only by the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.


  Other Investment Companies


     For temporary investments, the Fund and Master Portfolio may invest in shares of other open-end investment companies that invest exclusively in high-quality short-term securities subject to the limits set forth under Section 12 of the 1940 Act, provided however, that any such company has a fundamental policy of investing, under normal market conditions, at least 80% of its net assets in obligations that are exempt from federal income tax and are not subject to the federal alternative minimum tax. Such investment companies can be expected to charge management fees and other operating expenses that would be in addition to those charged to the Fund or Master Portfolio; however, the Master Portfolio's investment adviser has undertaken to waive its advisory fees with respect to that portion of the Master Portfolio's assets so invested, except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition. Under Section 12(d)(1), the Fund or Master Portfolio, together with any company or companies controlled by it, is generally prohibited from owning more than 3% of the total outstanding voting stock of any such investment company, nor may the Fund or Master Portfolio, together with any such company or companies, invest more than 5% of its assets in any one such investment company or invest more than 10% of its assets in securities of all such investment companies combined. Under Section 12, however, the Fund may invest substantially all of its assets in the Master Portfolio.


  Floating- and Variable-Rate Instruments


     Certain of the debt instruments that the Master Portfolio may purchase bear interest at rates that are not fixed, but vary with, for example, changes in specified market rates or indices or at specified intervals. These instruments typically have maturities of more than thirteen months but may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. The floating-and variable-rate instruments that the Master Portfolio may purchase include certificates of participation in such obligations purchased from banks. Wells Fargo Bank, as investment adviser, may rely upon either the opinion of counsel or IRS rulings regarding the tax-exempt status of these certificates.



     Wells Fargo Bank, as investment adviser to the Master Portfolio, monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. Events affecting the ability of the issuer of a demand instrument to make payment when due may occur between the time the Master Portfolio elects to demand payment and the time payment is due, thereby affecting the Master Portfolio's ability to obtain payment at par. The investment adviser, in accordance with the guidelines approved by the Master Trust's Board of Trustees, determines the liquidity of those instruments that have a demand feature that is not exercisable within seven days, provided that an active secondary market exists.



     The Master Portfolio may, in accordance with SEC rules, account for these instruments as maturing at the next interest-rate readjustment date or the date at which the Master Portfolio may tender the instrument back to the issuer, whichever is later. The Master Portfolio may invest in floating- and variable-rate obligations even if they carry stated maturities in excess of 13 months, upon compliance with certain conditions of SEC rules, in which case such obligations may be treated in accordance with these conditions as having maturities not exceeding 13 months.


  Repurchase Agreements


     The Master Portfolio may enter into repurchase agreements wherein the seller of a security agrees to repurchase that security from the Master Portfolio at a mutually agreed-upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. The Master Portfolio may enter into repurchase agreements only with respect to obligations that could otherwise be purchased by the Master Portfolio. All repurchase agreements will be fully collateralized based on values that are marked to market daily. While the maturities of the underlying securities in a repurchase agreement transaction may be greater than thirteen months, the term of any repurchase agreement on behalf of the Master Portfolio will always be less than thirteen months. If the seller defaults and the value of the underlying securities declines, the Master Portfolio may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the participating Master Portfolio's disposition of the security may be delayed or limited. The Master Portfolio enters into repurchase agreements only with registered broker/dealers and commercial banks that meet guidelines established by the Board of Trustees of the Master Trust and that are not affiliated with Wells Fargo Bank. The Master Portfolio may enter into pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank.

  Foreign Obligations


     The Master Portfolio may invest up to 25% of its total assets in high-quality, short-term (thirteen months or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to the same uniform accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, interest may be withheld at the source under foreign income tax laws and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.


INVESTMENT POLICIES


     The Fund's investment objective and its investment policy of investing all of its assets in the Master Portfolio, as set forth above, are fundamental. Accordingly, such investment objective and policy may not be changed without approval by the vote of holders of a majority of the Fund's outstanding voting securities, as described under "Capital Stock" in the SAI. In addition, any fundamental investment policy may not be changed without such shareholder approval. If the Company's Board of Directors determines, however, that the Fund's investment objective can best be achieved by a substantive change in a non-fundamental investment policy or strategy, the Company's Board may make such change without shareholder approval and will disclose any such material changes in the Fund's then-current prospectus.



     The investment objective of the Master Portfolio may not be changed without approval of the investors in the Master Portfolio. The classification of the Fund and the Master Portfolio as "diversified" may not be changed, in the case of the Fund, without the approval of the Fund's shareholders, or, in the case of the Master Portfolio, without the approval of the Fund and any other investors in the Master Portfolio.



     As matters of fundamental policy the Fund and the Master Portfolio may: (i) borrow from banks up to 10% of the current value of each of their net assets only for temporary purposes in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of their respective net assets (but investments by the Master Portfolio may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists); (ii) not make loans, except that each of the Fund and the Master Portfolio may purchase or hold debt instruments, lend its portfolio securities and enter into repurchase agreement transactions in accordance with its investment policies; loans for purposes of this restriction will not include the Fund's purchase of interests in the Master Portfolio; (iii) not purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's or Master Portfolio's investments in that industry would be 25% or more of the current value of the Fund's or Master Portfolio's total assets, provided that there is no limitation with respect to investments in (a) municipal securities (for the purposes of this restriction, private activity bonds and notes shall not be deemed municipal securities if the payments of principal and interest on such bonds and notes is the ultimate responsibility of non-governmental entities), (b) U.S. Government obligations, and (c) certain obligations of domestic banks; and (iv) not purchase securities of any issuer (except securities issued or guaranteed by the U.S.

Government, its agencies and instrumentalities, including government-sponsored enterprises) if, as a result, with respect to 75% of its total assets, more than 5% of the value of the Portfolio's total assets would be invested in the securities of any one issuer or, with respect to 100% of its total assets the Portfolio's ownership would be more than 10% of the outstanding voting securities of such issuer.



     As matters of non-fundamental policy the Fund and the Master Portfolio may:
(i) invest up to 10% of the current value of each of their net assets in securities that are illiquid by virtue of the absence of a readily available market or the existence of legal or contractual restrictions on resale and fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days; and (ii) invest up to 10% of the current value of each of their net assets in repurchase agreements having maturities of more than seven days, and restricted securities (which include securities that must be registered under the Securities Act of 1933 before they may be offered to the public).

                                                                 NATIONAL TAX-FREE
                                                                INSTITUTIONAL MONEY
                          LOGO                                      MARKET FUND
                                                                ACCOUNT APPLICATION
                                                                    PAGE 1 OF 5



NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET
                    FUND

 C/O OVERLAND EXPRESS SHAREHOLDER SERVICES,
           WELLS FARGO BANK, N.A.
   POST OFFICE BOX 63084, SAN FRANCISCO,
              CALIFORNIA 94163

      FOR PERSONAL SERVICE PLEASE CALL
YOUR INVESTMENT SPECIALIST OR 1-800-572-7797

 1. ACCOUNT REGISTRATION  / / NEW ACCOUNT / / ADDITIONAL INVESTMENT OR CHANGE
 TO ACCOUNT #
--------------------------------------------------------------------------------

 / / INDIVIDUAL                            1.    Individual                                                              -    -
                                                                       ---------------------------------
     USE LINE 1                                                        First Name   Initial   Last Name              Soc. Security
                                                                                                                          No.
                                                                                                                       (Only one
                                                                                                                     Soc. Security
 / / JOINT OWNERS                          2.    Joint Owner                                                            No. is
                                                                       ---------------------------------
     USE LINES 1 & 2                                                   First Name   Initial   Last Name              required for
                                                                                                                     Joint Owners)
                                                 Joint Tenancy with right of survivorship is presumed unless Tenancy in Common is indicated:
                                                 / / Tenants in Common
 / / TRANSFER TO                           3.    Uniform
                                                                       -----------------------------------------------------------
     MINORS                                      Transfer                       Custodian's Name (only one)          Minor's State
                                                                                                                     of Residence
     USE LINE 3                                  to Minors                                                             -    -
                                                                       ---------------------------------
                                                                                                                     Minor's Soc.
                                                                                  Minor's Name (only one)            Security No.
 / / TRUST*                                4.    Trust Name
                                                                       -----------------------------------------------------------
     USE LINE 4                                  Trustee(s)
                                                                       -----------------------------------------------------------
                                                                              (If you would like Trustee's name included in
                                                                                             registration.)
                                                 Trust ID Number ---------------------------------------------
                                                 Please attach title page, the page(s) allowing investment in a mutual fund
                                                       ("powers page") and signature page, and complete Section 6, "Authorization for Trusts and Organizations."
 / / ORGANIZATION*                         5.   Organization Name                                -
     USE LINE 5                                 *Complete "Authorization for Trusts and                    Tax I.D. No.
                                                Organizations" (Section 6).

--------------------------------------------------------------------------------
 ADDRESS:
 Number and Street                                        Apartment No.
 City                            State              Zip Code
 Telephone Numbers:  (DAY)        -       -       (EVENING)      -      -
                            (Area Code)              (Area Code)
                                  (CONTINUED)

                                                                 NATIONAL TAX-FREE
                                                                INSTITUTIONAL MONEY
                           LOGO                                     MARKET FUND
                                                                ACCOUNT APPLICATION
                                                                    PAGE 2 OF 5


 2. INVESTMENT INSTRUCTIONS    (Minimum initial investment: $150,000.)
--------------------------------------------------------------------------------
 INVESTMENT AMOUNT:  $

 METHOD OF PAYMENT:        / /  Debit bank account designated in Section 3.


                           / / Check attached (payable to National Tax-Free Institutional Money Market Fund)

                           / / Funds have been wired to my Overland Express Account #
--------------------------------------------------------------------------------

 SETTLEMENT ARRANGEMENTS: (Check only one if applicable)

 / / Automatic debit/credit of an account with a bank that has been authorized by the Transfer Agent. (If you check this box, your initial and/or subsequent purchases and redemptions can be settled through the bank account you designate in Section 3.) Please attach a voided check or deposit slip and fill in bank account information in Section 3.

 / /  Bank wire instructions. (If you check this box, redemptions can be settled by wire through the bank account you designate below. Some banks impose fees for wires; check with your bank to determine policy. The Company reserves the right to impose a charge for wiring redemption proceeds.) Please attach a voided check or deposit slip and fill in bank account information in Section 3.
--------------------------------------------------------------------------------

 3. BANK ACCOUNT INFORMATION
--------------------------------------------------------------------------------

 Bank Name

 Address                    City                 State          Zip

 Bank Account Number                                        Bank Routing Number

--------------------------------------------------------------------------------

 4. TELEPHONE INSTRUCTIONS (Do NOT check this box if you wish to authorize telephone instructions.)
--------------------------------------------------------------------------------

 / / If this box is checked, you are NOT authorized to honor my telephone instructions for purchase of additional Fund shares, redemptions of Fund shares and exchanges of shares between funds. If this box is not checked, I understand that telephone instructions will be effected by debiting/crediting the account designated in Section 3 (if approved) and that if a designated account has not been authorized and approved, a check or wire transfer will be required for a purchase and a check will be sent for a redemption.

                                  (CONTINUED)

                                                                 NATIONAL TAX-FREE
                                                                INSTITUTIONAL MONEY
               LOGO                                                 MARKET FUND
                                                                ACCOUNT APPLICATION
                                                                    PAGE 3 OF 5


 5. DISTRIBUTIONS    (Do NOT check boxes if you want reinvestment.)
--------------------------------------------------------------------------------
 All dividends and capital gain distributions will be automatically reinvested in shares of the Fund unless otherwise indicated:
 / / Invest dividends in Account #                         of              Fund
     of the Overland Express Family of Funds.
 / / Invest capital gain distributions in Account #        of              Fund
     of the Overland Express Family of Funds.

 / / Pay dividends by Automatic Clearing House ("ACH")* and/or / / pay capital gain distributions by ACH by crediting amounts to the bank account designated in Section 3 (a voided check or deposit slip is attached)

 / / Pay dividends by check and/or / / pay capital gains distributions by check

                              AND MAIL CHECKS TO:

   / / The registration address set forth in Section 1,  / / The bank account designated in Section 3.

 * Please verify that your bank participates in the ACH system.

--------------------------------------------------------------------------------

                                  (CONTINUED)

                                                                 NATIONAL TAX-FREE
                                                                INSTITUTIONAL MONEY
             LOGO                                                   MARKET FUND
                                                                ACCOUNT APPLICATION
                                                                    PAGE 4 OF 5


 6. AUTHORIZATION FOR TRUSTS AND ORGANIZATIONS  (If Applicable.)
--------------------------------------------------------------------------------

   CORPORATIONS, TRUSTS, PARTNERSHIPS OR OTHER ORGANIZATIONS MUST COMPLETE THIS SECTION.

   Registered Owner is a:      / /   Trust          / /   Corporation, Incorporated Association
                               / /   Partnership    / /   Other:
                                                           (such as Non-Profit Organization, Religious Organization,
                                                             Sole Proprietorship, Investment Club, Non-incorporated
                                                                              Association, etc.)


   The following named persons are currently officers/trustees/general partners/other authorized signatories of the Registered Owner; this(these) Authorized Person(s) is(are) currently authorized under the applicable governing document to act with full power to sell, assign or transfer securities of Overland Express Funds, Inc. for the Registered Owner and to execute and deliver any instrument necessary to effectuate the authority hereby conferred:


   Name                                    Title                                   Specimen Signature
   ----------------------------------      ----------------------------------      ----------------------------------
   ----------------------------------      ----------------------------------      ----------------------------------
   ----------------------------------      ----------------------------------      ----------------------------------


   Overland Express Funds, Inc., Stephens Inc. and Wells Fargo Bank, N.A. may, without inquiry, act upon the instruction of ANY PERSON(S) purporting to be (an) Authorized Person(s) as named in the Authorization Form last received by you, and shall not be liable for any claims, expenses (including legal fees) or losses resulting from acting upon any instructions reasonably believed to be genuine.


   FOR CORPORATIONS AND INCORPORATED ASSOCIATIONS:
   I,                                            , Secretary of the
   above-named Registered Owner, do hereby certify that at a meeting on at which a quorum was present throughout, the Board of Directors of the corporation/the officers of the association duly adopted a resolution, which is in full force and effect and in accordance with the Registered Owner's charter and by-laws, which resolution: (1) empowered the above-named Authorized Person(s) to effect securities transactions for the Registered Owner on the terms described above; (2) authorized the Secretary to certify, from time to time, the names and titles of the officers of the Registered Owner and to notify you when changes in the office occur; and (3) authorized the Secretary to certify that such a resolution has been duly adopted and will remain in full force and effect until you receive a duly executed amendment to the Authorization Form.
       Witness my hand on behalf of the corporation/association on this
         day of            , 19

                                                               ------------------------------------------------
                                                               Secretary (Signature Guarantee or
                                                               Corporate Seal is Required)
   FOR ALL OTHER ORGANIZATIONS:                                ------------------------------------------------
                                                               Certifying Trustee, General Partner, or Other

                                  (CONTINUED)

                                                                 NATIONAL TAX-FREE
                                                                INSTITUTIONAL MONEY
               LOGO                                                 MARKET FUND
                                                                ACCOUNT APPLICATION
                                                                    PAGE 5 OF 5


   ---------------------------------------------------------------------------------------------------------------
     7. SIGNATURE, TAX INFORMATION & CERTIFICATION
   ---------------------------------------------------------------------------------------------------------------


      / /   U.S. CITIZEN OR RESIDENT
            I understand that the Federal Government requires Overland Express Funds, Inc. to withhold and pay to the Internal Revenue Service 31% from all interest, dividends, capital gains distributions and proceeds from redemptions UNLESS I have provided a certified taxpayer identification (Social Security or Employer Identification) number and certify in the Withholding Status below that I am NOT subject to backup withholding. The taxpayer identification number I provided in Section 1 will be the number under which any taxable earnings will be reported to the IRS.
            WITHHOLDING STATUS: Unless I indicate that I am subject to backup withholding by checking the box below, I certify that 1) I have NOT been notified by the IRS that I am subject to backup withholding as a result of a failure to report all interest or dividends, OR 2) I have been notified by the IRS that I am no longer subject to backup withholding: / / I am currently subject to backup withholding.
      / /   NON-RESIDENT ALIEN (In order to claim this exemption, ALL owners on the account must be non-resident aliens and sign below.)
            I am not a U.S. citizen or resident (nor is this account held by a foreign corporation, partnership, estate or trust) and my permanent address is:
            Country:
     By signing below, I (we) certify, under penalties of perjury, that I (we) have full authority and legal capacity to purchase shares of the Fund and affirm that I (we) have received a current prospectus and agree to be bound by its terms and further certify that 1) the correct taxpayer identification number has been provided in Section 1 of this Application and that the Withholding Status information, above, is correct OR
     2) all owners are entitled to claim non-resident alien status. Investors should be aware that the failure to check the box under "Telephone Instructions" above means that the telephone exchange and redemption privileges will be provided. A shareholder would bear the risk of loss in the event of the fraudulent use of the pre-authorized redemption or exchange privileges. Please see "Additional Shareholder
     Services -- Exchange Privilege" and "How to Redeem Shares" in the Prospectus for more information on these privileges.


     X                                                             SIGNATURE GUARANTEE: NOT REQUIRED WHEN
       Individual (or Custodian)                      date         ESTABLISHING NEW ACCOUNTS. Required only if
                                                                   establishing privileges in Block 2 on an
     X                                                             existing account. Signature Guarantee may be
       Joint Owner (if any)                           date         provided by an "eligible guarantor
                                                                   institution," which includes a commercial bank,
     X                                                             trust company, member firm of a domestic stock
       Corporate Officer or Trustee                   date         exchange, savings association, or credit union
                                                                   that is authorized by its charter to provide a
                                                                   signature guarantee.
       Title of Corporate Officer or Trustee
                                                                   AFFIX SIGNATURE GUARANTEE STAMP
                                                                   Signature Guaranteed By
   ---------------------------------------------------------------------------------------------------------------

    DEALER INFORMATION

Dealer Name                                            Branch ID #

Representative's Last Name                             Rep ID #                     Rep Phone #
X
  Authorized signature of Broker/Dealer                Title                        date

SPONSOR, ADMINISTRATOR AND DISTRIBUTOR
  Stephens Inc.
  111 Center Street
  Little Rock, Arkansas 72201

INVESTMENT ADVISER, TRANSFER AND
DIVIDEND DISBURSING AGENT AND
CUSTODIAN
  Wells Fargo Bank, N.A.
  P.O. Box 63084
  San Francisco, California 94163

LEGAL COUNSEL
  Morrison & Foerster
  2000 Pennsylvania Avenue, N.W.
  Washington, D.C. 20006

INDEPENDENT AUDITORS
  KPMG Peat Marwick LLP
  Three Embarcadero Center
  San Francisco, California 94111

          NOT FDIC INSURED

FOR MORE INFORMATION ABOUT THE FUND,
SIMPLY CALL (800) 552-9612,
OR WRITE:


NATIONAL TAX-FREE

  INSTITUTIONAL MONEY MARKET FUND
C/O OVERLAND EXPRESS
  SHAREHOLDER SERVICES
WELLS FARGO BANK, N.A.
P.O. BOX 63084
SAN FRANCISCO, CALIFORNIA 94163

                                                          LOGO

                                                ------------------------

                                                       PROSPECTUS
                                                ------------------------


                                                        National


                                                 Tax-Free Institutional

                                                   Money Market Fund

                                                ------------------------

                                                   February 16, 1996

                                                ------------------------

                                                    NOT FDIC INSURED

92P 7/95

                          OVERLAND EXPRESS FUNDS, INC.
                           Telephone:  1-800-552-9612
                      STATEMENT OF ADDITIONAL INFORMATION


                            Dated February 16, 1996


               NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

                        _______________________________


        Overland Express Funds, Inc. (the "Company") is a professionally managed, open-end, series investment company. This Statement of Additional Information ("SAI") contains information about the NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND (the "Fund"). The Fund seeks to achieve its investment objective by investing all of its assets in the Tax-Free Money Market Master Portfolio (the "Master Portfolio") of Master Investment Trust (the "Master Trust"). The Master Portfolio has the same investment objective as the Fund.


             The Fund may withdraw its investment in the Master Portfolio at any time if the Board of Directors of the Company determines that such action is in the best interests of the Fund and its shareholders. Upon such withdrawal, the Company's Board of Directors would consider alternative investments, including investing all of the Fund's assets in another investment company with the same investment objective as the Fund or hiring an investment adviser to manage the Fund's assets in accordance with the investment policies and restrictions described in the Fund's then current Prospectus and SAI.


             This SAI is not a prospectus and should be read in conjunction with the Fund's Prospectus, also dated February 16, 1996. All terms used in this SAI that are defined in the Fund's Prospectus have the meanings assigned in such Prospectus. A copy of the Prospectus may be obtained without charge by writing Stephens Inc., the Company's sponsor, administrator and distributor, at 111 Center Street, Little Rock, Arkansas 72201, or by calling Wells Fargo Bank, N.A. ("Wells Fargo Bank") at 1-800-222-8222.

                               TABLE OF CONTENTS

                                                                                                                     Page
                                                                                                                     ----
Introduction  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3

Investment Restrictions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3

Additional Permitted Investment Activities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6

Management  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9

Calculation of Yield and Total Return . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14

Determination of Net Asset Value  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17

Portfolio Transactions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18

Federal Income Taxes  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19

Capital Stock . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  23

Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  25

Custodian and Transfer and Dividend Disbursing Agent  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  25

Independent Auditors  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  26

Financial Information . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  26

SAI Appendix  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . A-1

                                  INTRODUCTION


             The Master Trust is a registered, open-end, management investment company. The Master Trust is a "series fund," which is a mutual fund divided into separate portfolios. The Master Trust currently offers four diversified portfolios: the Cash Investment Trust Master Portfolio, the Short-Term Municipal Income Master Portfolio (formerly, the 1-3 Year Duration Municipal Income Master Portfolio), the Short-Term Government-Corporate Income Master Portfolio (formerly, the 1-3 Year Duration Full Faith and Credit Government Income Master Portfolio) and the Tax-Free Money Market Master Portfolio. The Fund invests substantially all of its assets in the Tax-Free Money Market Master Portfolio, which has the same investment objective as the Fund.



                            INVESTMENT RESTRICTIONS

             The Fund and the Master Portfolio are subject to the following investment restrictions, all of which are fundamental policies.

             The Fund and the Master Portfolio may not:

             (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's or the Master Portfolio's investments in that industry would be 25% or more of the current value of the Fund's or the Master Portfolio's total assets, provided that there is no limitation with respect to investments in (i) municipal securities (for the purpose of this restriction, private activity bonds and notes shall not be deemed municipal securities if the payment of principal and interest on such bonds or notes is the ultimate responsibility of non-governmental entities);
(ii) obligations of the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); and (iii) obligations of domestic banks (for the purpose of this restriction, domestic bank obligations do not include obligations of U.S. branches of foreign banks or obligations of foreign branches of U.S. banks), and further provided that this investment restriction does not affect the Fund's ability to invest all or a portion of its assets in the Master Portfolio;

             (2) purchase or sell real estate or real estate limited partnerships (other than municipal obligations or other securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts (including futures contracts) except that the Fund and Master Portfolio may purchase securities of an issuer which invests or deals in commodities and commodity contracts and except that the Fund and Master Portfolio may enter into futures and options contracts in accordance with their respective investment policies;

             (3) purchase securities on margin (except for short-term credits necessary for the clearance of transactions) or make short sales of securities;

             (4) underwrite securities of other issuers, except to the extent that the purchase of municipal securities or other permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's or Master Portfolio's investment program (including the Fund's investments in the Master Portfolio) may be deemed to be an underwriting;

             (5) make investments for the purpose of exercising control or management, provided that this restriction does not affect the Fund's ability to invest all or a portion of its assets in the Master Portfolio;

             (6) issue senior securities, except that the Fund and the Master Portfolio may each borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists);

             (7) write, purchase or sell puts, calls, warrants, options or any combination thereof, except that the Fund and Master Portfolio may purchase securities with put rights in order to maintain liquidity;

             (8) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including government - sponsored enterprises) if, as a result, with respect to 75% of its total assets, more than 5% of the value of the Fund's or Master Portfolio's total assets would be invested in the securities of any one issuer or, with respect to 100% of its total assets the Fund's or Master Portfolio's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not affect the Fund's ability to invest all or a portion of its assets in the Master Portfolio; or

             (9) make loans, except that the Fund and Master Portfolio may each purchase or hold debt instruments, lend its portfolio securities or enter into repurchase agreement transactions in accordance with its investment policies; loans for purposes of this restriction will not include the Fund's purchase of interests in the Master Portfolio.

             Fundamental investment restriction number (8), above, is less restrictive than Rule 2a-7 of the 1940 Act. Nonetheless, it is the operating policy of the Fund and the Master Portfolio to comply with Rule 2a-7's diversification requirements.

             The Fund and the Master Portfolio are subject to the following non-fundamental policies.

             Neither the Fund nor the Master Portfolio may:


             (1) purchase or retain securities of any issuer if the Officers or Directors/Trustees of the Company, the Master Trust or the investment adviser owning beneficially more than one-half of one percent (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities;

             (2) purchase interests, leases, or limited partnership interests in oil, gas or other mineral exploration or development programs;

             (3) purchase securities of issuers who, with their predecessors, have been in existence less than three years, unless the securities are fully guaranteed or insured by the U.S. Government, a state, commonwealth, possession, territory, the District of Columbia or by an entity in existence at least three years, or the securities are backed by the assets and revenues of any of the foregoing if, by reason thereof, the value of its aggregate investments in such securities will exceed 5% of its total assets, provided that this restriction does not affect the Fund's ability to invest all or a portion of its assets in the Master Portfolio; and

             (4) purchase securities of unseasoned issuers, including their predecessors, which have been in operation for less than three years, and equity securities of issuers which are not readily marketable if, by reason thereof, the value of the Fund's or Master Portfolio's aggregate investment in such classes of securities will exceed 5% of its total assets.


             The Fund and the Master Portfolio may each invest in shares of other open-end, management investment companies, subject to the limitations of
Section 12(d)(1) of the 1940 Act, provided that any such purchases will be limited to temporary investments in shares of unaffiliated investment companies. However, the investment adviser will waive its advisory fees for that portion of the Fund's or the Master Portfolio's assets so invested, except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition. In addition, these unaffiliated investment companies must have a fundamental investment policy of investing at least 80% of their net assets in obligations that are exempt from federal income taxes and are not subject to the federal alternative minimum tax. However, the above restrictions do not affect the Fund's ability to invest all or a portion of its assets in the Master Portfolio.


             In addition, the Fund and the Master Portfolio each reserves the right to invest up to 10% of the current value of its net assets in fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, repurchase agreements maturing in more than seven days, illiquid securities and restricted securities. However, as long as the Fund's shares are registered for sale in a state that imposes a lower limit on the percentage of a fund's assets that may be so invested, the Fund and the Master Portfolio will comply with such lower limit. The Fund presently is limited to investing 10% of its net assets in such securities due to limits applicable in several states.

             Furthermore, the Fund and the Master Portfolio may not purchase or sell real estate limited partnership interests. The Fund and the Master Portfolio do not currently intend to make loans of their portfolio securities.

                   ADDITIONAL PERMITTED INVESTMENT ACTIVITIES



             Unrated, Downgraded and Below Investment Grade Investments. The Master Portfolio may purchase instruments that are not rated if, in the opinion of Wells Fargo Bank, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Master Portfolio. The Master Portfolio may purchase unrated, downgraded or below investment grade instruments only if they are purchased in accordance with the Master Portfolio's procedures adopted by the Master Trust's Board of Trustees in accordance with Rule 2a-7 under the 1940 Act. After purchase by the Master Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Master Portfolio. Neither event requires a sale of such security by the Master Portfolio. However, in no event will the value of such securities exceed 5% of the Master Portfolio's net assets. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Master Portfolio will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Part A and in this SAI. The ratings of Moody's and S&P are more fully described in the SAI Appendix.


             Because the Master Portfolio is not required to sell downgraded securities, the Master Portfolio could hold up to 5% of its net assets in debt securities rated below "Baa" by Moody's or below "BBB" by S&P or, if unrated, low credit quality (below investment grade) securities. The Master Portfolio may hold such securities even though it is not permitted to purchase such securities.

             Although they may offer higher yields than do higher rated securities, low rated and unrated low credit quality debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the securities markets in which low rated and unrated low credit quality debt securities are traded are more limited than those in which higher rated debt securities are traded. The existence of limited markets for particular securities may diminish the Master Portfolio's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Master Portfolio's shares.

             Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated or unrated low quality debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated or unrated low quality debt securities may be more complex than for issuers of higher rated securities, and the ability of the Master Portfolio to achieve its investment objective may, to the extent it holds low rated or unrated low quality debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Master Portfolio held exclusively higher rated or higher quality debt securities.

             Low rated or unrated low quality debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of such debt securities have been found to be less sensitive to interest rate changes than higher rated or higher quality investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated or unrated low quality debt securities prices because the advent of a recession could dramatically lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of the debt securities defaults, the Master Portfolio may incur additional expenses to seek recovery.

             Letters of Credit. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) which the Master Portfolio may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of Wells Fargo Bank, are of comparable quality to issuers of other permitted investments of the Master Portfolio may be used for letter of credit-backed investments, provided that the Board of Trustees approves or ratifies such investments.


             Loans of Portfolio Securities. The Master Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) if cash, U.S. Government obligations or other high-quality debt obligations equal to at least 100% of the current market value of the securities loaned (including accrued interest thereon) plus the interest payable to the Master Portfolio with respect to the loan is maintained with the Master Portfolio. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Master Portfolio's investment adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized based on values that are marked to market daily. The Master Portfolio will not enter into any portfolio security lending arrangement having a duration longer than one year. Any securities that the Master Portfolio receives as collateral do not become part of the Master Portfolio's portfolio at the time of the loan and, in the event of a default by the borrower, the Master Portfolio will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Master Portfolio is permitted to invest. During the time securities are on loan, the borrower will pay the Master Portfolio any accrued income on those securities, and the Master Portfolio may invest the cash collateral and earn additional income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. The Master Portfolio will not lend securities having a value that exceeds one-third of the current value of its total assets. Loans of securities by the Master Portfolio are subject to termination at the Master Portfolio's or the borrower's option. The Master Portfolio may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers are not permitted to be affiliated, directly or indirectly, with the Master Trust, the Company, the investment adviser or the distributor.

             Foreign Obligations. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards or governmental supervision comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, interest may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries. The Master Portfolio may not invest 25% or more of its assets in foreign obligations.

             Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

             Municipal Bonds. The Master Portfolio may invest in municipal bonds. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets, and water and sewer works. Other purposes for which municipal bonds may be issued include the refunding of outstanding obligations and obtaining funds for general operating expenses or to loan to other public institutions and facilities. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. The Master Portfolio may not invest 25% or more of its assets in industrial development bonds. Assessment bonds, wherein a specially created district or project area levies a tax (generally on its taxable property) to pay for an improvement or project may be considered a variant of either category. There are, of course, other variations in the types of municipal bonds, both within a particular classification and between classifications, depending on numerous factors.

             Municipal Notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

             TANs. Uncertainty concerning a municipal issuer's capacity to raise taxes as a result of such things as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

             BANs. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

             RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

             The values of outstanding municipal securities vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Should such interest rates rise, the values of outstanding securities, including those held in the Master Portfolio's portfolio, will decline and (if purchased at par value) sell at a discount. If interest rates fall, the values of outstanding securities will generally increase and (if purchased at par value) would sell at a premium. Changes in the value of municipal securities held in the Master Portfolio's portfolio arising from these or other factors will cause changes in the net asset value per share of the Master Portfolio.

                                   MANAGEMENT


             Directors and Officers. The principal occupations during the past five years of the Directors and Executive Officers of the Company are listed below. The Officers and Directors of the Company serve in the identical capacity as Officers and Trustees of the Master Trust. The Officers and Directors of the Company serve in the identical capacity as Officers and Trustees of the Master Trust. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Directors deemed to be "interested persons" of the Company for purposes of the 1940 Act are indicated by an asterisk.

                                                                             Principal Occupations
Name, Address and Age                         Position                       During Past 5 Years
---------------------                         --------                       ---------------------
Jack S. Euphrat, 73                           Director                       Private Investor.
415 Walsh Road
Atherton, CA 94027.

*R. Greg Feltus, 44                           Director,                      Senior Vice President
                                              Chairman and                   of Stephens; Manager
                                              President                      of Financial Services
                                                                             Group; President of
                                                                             Stephens
                                                                             Insurance Services
                                                                             Inc.; Senior Vice
                                                                             President of Stephens
                                                                             Sports Management
                                                                             Inc.; and President of
                                                                             Investor Brokerage
                                                                             Insurance Inc.

Thomas S. Goho, 53                            Director                       T.B. Rose Faculty
321 Beechcliff Court                                                         Fellow-Business,
Winston-Salem, NC  27104                                                     Wake Forest University
                                                                             Calloway School, of
                                                                             Business and
                                                                             Accountancy: Associate Professor
                                                                             of Finance of the School of
                                                                             Business and Accounting at
                                                                             Wake Forest University since 1983.

*Zoe Ann Hines, 46                            Director                       Senior Vice President
                                                                             of Stephens and
                                                                             Director of Brokerage
                                                                             Accounting; and
                                                                             Secretary of Stephens
                                                                             Resource
                                                                             Management.

*W. Rodney Hughes, 69                         Director                       Private Investor.
31 Dellwood Court
San Rafael, CA 94901

Robert M. Joses, 77                           Director                       Private Investor.
47 Dowitcher Way
San Rafael, CA 94901

*J. Tucker Morse, 51                          Director                       Private, Investor; Real Estate
10 Legrae Street                                                             Developer; Chairman
Charleston, SC 29401                                                         of Renaissance
                                                                             Properties Ltd.;
                                                                             President of Morse
                                                                             Investment
                                                                             Corporation; and Co-
                                                                             Managing Partner of
                                                                             Main Street Ventures.

Richard H. Blank, Jr., 39                     Chief                          Associate of
                                              Operating                      Financial Services
                                              Officer,                       Group of Stephens;
                                              Secretary and                  Director of Stephens
                                              Treasurer                      Sports Management
                                                                             Inc.; and Director of
                                                                             Capo Inc.

                               COMPENSATION TABLE
                  For the Fiscal Year Ended December 31, 1994

                                                                                   Total Compensation
                                                Aggregate Compensation             from Registrant and
Name and Position                               from Registrant                    Fund Complex
                                                ----------------------             --------------------
Jack S. Euphrat                                          $8,500                         $34,188
  Director

*R. Greg Feltus                                          0                                  0
  Director

Thomas S. Goho                                            8,500                          34,188
  Director

*Zoe Ann Hines                                           0                                  0
  Director

*W. Rodney Hughes                                         8,500                          32,188
  Director

Robert M. Joses                                           8,500                          34,188
  Director

*J. Tucker Morse                                          8,500                          32,188
  Director

             Directors of the Company are compensated annually by the Company and by all registrants in the fund complex for their services as indicated in the Compensation Table above and also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. Each of the Directors and Officers of the Company serves in the identical capacity as Officers and Directors of Stagecoach Funds, Inc., and Stagecoach Inc., and as Trustees and/or Officers of Stagecoach Trust, Master Investment Portfolio, Life & Annuity Trust, Master Investment Trust and Managed Series Investment Trust, each of which are registered open-end management investment companies and each of which is considered to be in the same "fund complex," as such term is defined in Form N-1A under the 1940 Act, as the Company. The Directors are compensated by other Companies and Trusts within the fund complex for their services as Directors/Trustees to such Companies and Trusts. Currently the Directors do not receive any retirement benefits or deferred compensation from the Company or any other member of the fund complex.

             As of the date of this SAI, Directors and Officers of the Company as a group beneficially owned less than 1% of the outstanding shares of the Company.


             Investment Adviser. The Fund has not engaged an investment adviser. The Master Portfolio is advised by Wells Fargo Bank pursuant to an Investment Advisory Contract approved by the Board of Trustees of the Master Trust. The Investment Advisory Contract for the Master Portfolio provides that Wells Fargo Bank shall furnish to the Master Portfolio investment guidance and policy direction in connection with the daily portfolio management of the Master Portfolio. Pursuant to the Investment Advisory Contract, Wells Fargo Bank also furnishes to the Master Trust's Board of Trustees periodic reports on the investment strategy and performance of the Master Portfolio.


             Wells Fargo Bank has agreed to provide to the Master Portfolio, among other things, money market security and fixed-income research, analysis, and statistical and economic data, and information concerning interest rate and security market trends, portfolio composition, credit conditions and average maturities of the Master Portfolio's portfolio.


             The Investment Advisory Contract will continue in effect for more than two years provided the continuance is approved annually (i) by the holders of a majority of the Master Portfolio's outstanding voting securities or by the Master Trust's Board of Trustees and (ii) by a majority of the Trustees of the Master Trust who are not parties to the Investment Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party.
The Investment Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.



             Morrison & Foerster, counsel to the Company and the Master Trust and special counsel to Wells Fargo Bank, has advised Wells Fargo Bank, the Master Trust and the Company that Wells Fargo Bank should be able to perform the services contemplated by the Investment Advisory Contract, the Selling Agent Agreement, the Agency Agreement, the Custodian Agreement and the Prospectus, without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in federal or state statutes and regulations and judicial or administrative decisions or interpretations thereof, could prevent Wells Fargo Bank from continuing to perform, in whole or in part, such services. If Wells Fargo Bank were prohibited from performing any of such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.


             Administrator and Distributor. The Company has retained Stephens as administrator and distributor on behalf of the Fund. In addition, the Master Trust has retained Stephens as administrator on behalf of the Master Portfolio. Under the respective Administration Agreements between Stephens and the Company and the Master Trust, Stephens shall provide as administrative services, among other things: (i) general supervision of the Fund's and the Master Portfolio's operations, including coordination of the services performed by the investment adviser (in the case of the Master Portfolio), transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for the Fund and the Master Portfolio; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Company's and Master Trust's Officers, Directors and Trustees. Stephens also furnishes office space and certain facilities required for conducting the Fund's and the Master Portfolio's business together with those ordinary clerical and bookkeeping services that are not being furnished by Wells Fargo Bank. Stephens also pays the compensation of the Master Trust's and the Company's Directors/Trustees, Officers and employees who are affiliated with Stephens.


             The Investment Advisory Contract and Administration Agreements for the Master Portfolio or the Fund, respectively, provide that if, in any fiscal year, the total expenses of the Fund (including expenses relating to the Master Portfolio) incurred by, or allocated to, the Fund and the Master Portfolio (excluding taxes, interest, brokerage commissions and other portfolio transaction expenses, expenditures that are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, but including the fees provided for in the Investment Advisory Contract and the Administration Agreements) exceed the most restrictive expense limitation applicable to the Fund imposed by the securities laws or regulations of the states in which the Fund's shares are registered for sale, Wells Fargo Bank and Stephens shall waive their fees proportionately under the Investment Advisory Contract and the Administration Agreements, respectively, for the fiscal year to the extent of the excess or reimburse the excess, but only to the extent of their respective fees. The Investment Advisory Contract and the Administration Agreements for the Master Portfolio and the Fund, respectively, further provide that the Master Portfolio's and the Fund's total expenses shall be reviewed monthly so that, to the extent the annualized expenses for such month exceed the most restrictive applicable annual expense limitation, the monthly fees under the contract and the agreement shall be reduced as necessary. The most stringent applicable restriction limits these expenses for any fiscal year to 2.5% of the first $30 million of the Fund's average net assets, 2% of the next $70 million of average net assets, and 1.5% of the average net assets in excess of $100 million.


                     CALCULATION OF YIELD AND TOTAL RETURN

             The Fund may advertise certain yield information. Yield for the Fund is calculated based on the net changes, exclusive of capital changes, over a seven- or thirty-day period, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7 or 365/30, as applicable) with the resulting yield figure carried to at least the nearest hundredth of one percent.

             Tax-equivalent yield for the Fund is computed by dividing that portion of the yield of the Fund which is tax-exempt by one, minus a stated income tax rate and then adding the product to that portion, if any, of the Fund's yield that is not tax-exempt.

             Effective yield and effective tax-equivalent yield for the Fund are calculated by determining the net change, or tax-equivalent assumed net change, exclusive of capital changes in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding one, raising the sum to a power equal to 365 divided by seven or thirty, as applicable, and subtracting one from the result.

             The yield for the Fund fluctuates from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and does not provide a basis for determining future yields since it is based on historical data. Yield is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to the Fund.

             In addition, investors should recognize that changes in the net asset value of shares of the Fund will affect the Fund's yield for any specified period, and such changes should be considered together with the Fund's yield in ascertaining the Fund's total return to shareholders for the period. Yield information for the Fund may be useful in reviewing the performance of the Fund and for providing a basis for comparison with investment alternatives. The Fund's yield, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

             Performance Comparisons. From time to time and only to the extent the comparison is appropriate for the Fund, the Company may quote the Fund's performance or price-earning ratio in advertising and other types of literature as compared to the performance of the 91-Day Treasury Bill Average (Federal Reserve), Lipper Money Market Fund Average, Donoghue Taxable Money Market Fund Average, Salomon Three-Month Treasury Bill Index, Bank Averages (which are calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts), Dow Jones Industrial Average, Lehman Brothers 20+ Treasury Index, Lehman Brother 5-7 Year Treasury Index, Real Estate Investment Averages (as reported by the National Association of Real Estate Investment Trusts), Gold Investment Averages (provided by the World Gold Council), the Consumer Price Index (as published by the U.S. Bureau of Labor Statistics and which is an established measure of change over time in the prices of goods and services in major expenditure groups), average annualized certificate of deposit rates (from the Federal Reserve G-13 Statistical Releases or the Bank Rate Monitor), the Salomon One Year Treasury Benchmark Index, other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities (including data provided by Ibbotson Associates), or other services, companies, publications or persons who monitor mutual funds or overall
performance or other criteria.   The S&P Index and the Dow Jones Industrial
Average are unmanaged indices of selected common stock prices.

             The Fund's performance also may be compared to the performance of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc. (including the Lipper General Bond Fund Average, the Lipper Intermediate Investment Grade Debt Fund Average, the Lipper Bond Fund Average, the Lipper Growth Fund Average, the Lipper Flexible Fund Average), Donoghue's Money Fund Report, including Donoghue's Taxable Money Market Fund Average, Morningstar, Inc., or other independent services which monitor the performance of mutual funds. The Fund's performance will be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions and dividends paid, at the end of the period. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results. The Company also may include in advertisements and other types of literature references to certain marketing approaches of the Distributor and may also refer to general mutual fund statistics provided by the Investment Company Institute.

             The Company also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for the Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in the Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of the Fund, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the

Fund's historical performance or current or potential value with respect to the particular industry or sector.

             The Company also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as some of the first investment managers to advise investment accounts using asset allocation and index strategies. The Company also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day." The Company also may disclose in sales literature the assets and categories of assets under management by the Fund's or Master Portfolio's investment adviser and its affiliates.

             The Company also may discuss in advertisements and other types of literature that the Fund has been assigned a rating by a nationally recognized statistical rating organization ("NRSRO"), such as Standard & Poor's Corporation. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Company may compare the Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

             The Company also may discuss in advertisements and other types of literature the features, terms and conditions of Wells Fargo Bank accounts through which investments in the Fund may be made via a "sweep" arrangement, including, without limitation, through investments in a Managed Sweep Account, National Tax-Free Money Market Checking Account or National Tax-Free Money Market Access Account (collectively, the "Sweep Accounts"). Such advertisements and other literature may include, without limitation, discussions of such terms and conditions as the minimum deposit required to open a Sweep Account, a description of the yield earned on shares of the Fund through a Sweep Account, a description of any monthly or other service charge on a Sweep Account and any minimum required balance to waive such service charges, any overdraft protection plan offered in connection with a Sweep Account, a description of any express transfer or "Systematic Purchase" plan offered in connection with a Sweep Account, a description of any automated teller machine ("ATM") or check privileges offered in connection with a Sweep Account and any other terms, conditions, features or plans offered in connection with a Sweep Account. Such advertising or other literature may also include a discussion of the advantages of establishing and maintaining a Sweep Account, and may include statements from customers as to the reasons why such customers have established and maintained a Sweep Account.

                        DETERMINATION OF NET ASSET VALUE

             Net asset value per share of the Fund is determined by the Custodian on each day the Fund is open for trading. The Fund's investments in the Master Portfolio are valued at the net asset value of the Master Portfolio's shares.

             As indicated in the Fund's Prospectus, the Master Portfolio uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Master Portfolio would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Master Portfolio's portfolio on a particular day, a prospective investor in the Master Portfolio would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing Master Portfolio shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.


             Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, the Master Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in those high-quality securities that are determined by the Master Trust's Board of Trustees to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable- and floating-rate instruments subject to demand features. Pursuant to the Rule, the Master Trust's Board of Trustees is required to establish procedures designed to stabilize, to the extent reasonably possible, the Master Portfolio's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Master Portfolio's portfolio holdings by the Master Trust's Board of Trustees, at such intervals as it may deem appropriate, to determine whether or not the Master Portfolio's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by said Board of Trustees. If such deviation exceeds 1/2 of 1%, said Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

                             PORTFOLIO TRANSACTIONS



             The Master Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Master Trust's Board of Trustees, Wells Fargo Bank is responsible for the Master Portfolio's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Master Trust to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Master Portfolio will not necessarily be paying the lowest spread or commission available.


             Purchase and sale orders of the securities held by the Master Portfolio may be combined with those of other accounts that Wells Fargo Bank manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When Wells Fargo Bank determines that a particular security should be bought or sold for the Master Portfolio and other accounts managed by Wells Fargo Bank, Wells Fargo Bank undertakes to allocate those transactions among the participants equitably.

             Purchases and sales of securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Master Portfolio also purchases portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations, taxable money market securities, adjustable rate mortgage securities and collateralized mortgage obligations are traded on a net basis and do not involve brokerage commissions. The cost of executing the Master Portfolio's portfolio securities transactions consists primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Master Portfolio are prohibited from dealing with the Master Portfolio as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.


             The Master Portfolio may purchase municipal obligations from underwriting syndicates of which Stephens or Wells Fargo Bank is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Master Trust's Board of Trustees.


             Wells Fargo Bank, as the Master Portfolio's investment adviser, may, in circumstances in which two or more dealers are in a position to offer comparable results for a Master Portfolio portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Investment Advisory Contracts, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for the Master Portfolio may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Master Portfolio.

             Portfolio Turnover. Because the Master Portfolio's portfolio consists of securities with relatively short- term maturities, the Master Portfolio can expect to experience high portfolio turnover. A high portfolio turnover rate should not adversely affect the Master Portfolio (or the Fund), however, because portfolio transactions ordinarily will be made directly with principals on a net basis and, consequently, the Master Portfolio (and, accordingly, the Fund), usually will not incur excessive transaction costs.


                              FEDERAL INCOME TAXES

             The Prospectus describes generally the tax treatment of distributions by the Master Portfolio and the Fund. This section of the SAI includes additional information concerning federal income taxes.

             Qualification as a "regulated investment company" under the Code requires, among other things, that (a) at least 90% of the Fund's annual gross income be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of securities or options thereon; (b) the Fund derives less than 30% of its gross income from gains from the sale or other disposition of securities or options thereon held for less than three months; and (c) the Fund diversifies its holdings so that, at the end of each quarter of the taxable year (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or of two or more issuers which the taxpayer controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses. For purposes of complying with these qualification requirements, the Fund will "look through" to the Master Portfolio's investments. As a regulated investment company, the Fund will not be subject to federal income tax on its net investment income and net capital gains distributed to its shareholders, provided that it distributes to its stockholders at least 90% of its net investment income and tax-exempt income earned in each year.

             In addition, the Fund intends that at least 50% of the value of its total assets at the close of each quarter of its taxable year will consist of obligations the interest on which is exempt from federal income tax, so that it will qualify under the Code to pay exempt-interest dividends. The exemption of interest income derived from investments in tax-exempt obligations for federal income tax purposes may not result in a similar exemption under the laws of a particular state or local taxing authority.

             A 4% nondeductible excise tax will be imposed on the Fund (other than to the extent of the Fund's tax- exempt income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. For this purpose, any income or gain retained by the Fund that is subject to income tax will be considered to have been distributed by year-end. In addition, dividends and distributions of taxable income declared payable as of a date in October, November or December of any calendar year are deemed under the Code to have been received by the shareholders on December 31 of that calendar year if the dividend is actually paid in the following January. Such dividends will, accordingly, be subject to income tax for the year in which the record date falls. The Fund intends to distribute substantially all of its net investment income and net capital gains and, thus, expects not to be subject to the excise tax.

             Income and dividends received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Because not more than 50% of the value of the total assets of the Fund is expected to consist of securities of foreign issuers, the Fund will not be eligible to elect to "pass through" foreign tax credits to shareholders.

             The Master Portfolio will be treated as a non-publicly traded partnership rather than as a regulated investment company or a corporation under the Code. As a non-publicly traded partnership under the Code, any interest, dividends and gains or losses of the Master Portfolio will be deemed to have been "passed through" to the Fund and any other investors in the Master Portfolio, regardless of whether or not such interest, dividends or gains have been distributed by the Master Portfolio or losses have been realized by the Fund and any other investors. Therefore, to the extent the Master Portfolio were to accrue but not distribute any interest, dividends, gains or losses, the Fund would be deemed to have realized and recognized its proportionate share of interest, dividends, gains or losses without receipt of any corresponding distribution. However, the Master Portfolio will seek to minimize recognition by investors of interest, dividends, gains or losses without a corresponding distribution.

             It is expected that the Net Income of the Fund will be a positive amount at the time of each determination thereof. If, however, the Fund's Net Income determined at any time is a negative amount (which could occur, for instance, upon non-payment of interest and/or principal by an issuer of a security held by the Master Portfolio), the Fund would, pursuant to a decision of the Board of Directors as provided by SEC rules, first offset the negative amount with respect to each shareholder account from the dividends declared during the month with respect to each such account. If and to the extent that such negative amount exceeds such declared dividends at the end of the month, the Fund will reduce the number of its outstanding shares by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the account of such shareholder which represents the shareholder's proportion of the amount of such excess. Each shareholder will be deemed to have agreed to such contribution in these circumstances by investing in the Fund.

             Although dividends will be declared daily based on each day's earnings, for federal income tax purposes the Fund's earnings and profits will be determined at the end of each taxable year and will be allocated pro rata over the entire year. For federal income tax purposes, only amounts paid out of earnings and profits will qualify as dividends. Thus, if during a taxable year the Fund's declared dividends (as declared daily throughout the year) exceed the Fund's net income (as determined at the end of the year), only that portion of the year's distributions which equals the year's earnings and profits will be deemed to have constituted a dividend. If during the year, the Fund had reduced the number of shares due to such a shortfall, shareholders who had redeemed shares prior to such reduction could be deemed to have realized a capital gain to the extent of the reduction, while shareholders redeeming shares after the reduction could be deemed to have realized a capital loss to the extent of the reduction. It is expected that the Fund's net income, on an annual basis, will equal the dividends declared during the year.

             Gains or losses on sales of portfolio securities by the Fund generally will be long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases including where the Fund acquires a put or writes a call thereon. Other gains or losses on the sale of securities will be short-term capital gains or losses. In addition, any loss realized by a shareholder upon the sale or redemption of Fund shares held less than six months is disallowed to the extent of any exempt-interest dividends received by the shareholder. Gain recognized on the disposition of a debt obligation (including, with respect to obligations purchased after April 30, 1993, tax-exempt obligations) purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent such discount had not previously been included in income. As of the printing of this SAI, the maximum individual tax rate applicable to ordinary income is 39.6% (effective rates may be higher for some individuals due to phase out of exemptions and elimination of deductions), the maximum individual rate applicable to net realized capital gains is 28% and the maximum corporate tax rate applicable to ordinary income and net realized capital gains is 35%.

             However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 for a taxable year will be required to pay an additional amount of income tax of up to $11,750 and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of income tax of up to $100,000.

             Any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. In addition, if a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the Fund, or of a different fund, the sales charge previously incurred acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares.

             If, in the opinion of the Company, ownership of its shares has or may become concentrated to an extent that could cause the Company to be deemed a personal holding company within the meaning of the Code, the Company may require the redemption of shares or reject any order for the purchase of shares in an effort to prevent such concentration.

             Foreign Shareholders. Under the Code, distributions of net investment income by the Fund to a nonresident alien individual, non-resident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding but, in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year.


             Special Tax Considerations -- Federal. The portion of total dividends paid by the Fund with respect to any taxable year that qualifies for exclusion from gross income ("exempt-interest dividends") will be the same for all shareholders receiving dividends during such year. In order for the Fund to pay exempt-interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the aggregate value of the Fund's assets must consist of tax-exempt securities. In addition, the Fund must distribute 90% of the aggregate interest excludable from gross income and 90% of the investment company taxable income earned by it during the taxable year. Not later than 60 days after the close of its taxable year, the Fund will notify its shareholders of the portion of the dividends paid with respect to such taxable year which constitutes exempt-interest dividends. The aggregate amount of dividends so designated cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. In addition, market discount earned on tax-exempt obligations will not qualify as tax-exempt income.

             The Code treats interest on private activity bonds, as defined therein, as an item of tax preference subject to an alternative minimum tax on individuals and corporations at the applicable tax rates. It is expected that exempt-interest dividends derived from MRBs will be subject to the alternative minimum tax. As of the printing of the SAI, individuals are subject to an AMT at a maximum rate of 28% and corporations at a rate of 20%. In addition to tax- exempt interest on private activity bonds, other "tax preference items" and "adjustments" which must be considered when calculating the AMT are state and local taxes and the so-called bargain element of incentive stock options (the difference between the exercise price and the stock's trading price when the options are exercised). All interest on municipal bonds and other tax-exempt obligations, including exempt-interest dividends paid by the Fund, is included in adjusted current earnings in calculating federal alternative minimum taxable income, and may also affect corporate federal "environmental tax" liability.

             In addition, any loss realized by a shareholder upon the sale or redemption of shares of the Fund held less than six months is disallowed to the extent of any exempt-interest dividends received by the shareholder.

             Shareholders who may be "substantial users" (or related persons of substantial users) with respect to municipal securities held by the Fund should consult their tax advisers to determine whether exempt-interest dividends and California exempt-interest dividends (as defined below) paid by the Fund with respect to such obligations retain their federal and California tax exclusions. In this connection, the rules regarding the possible unavailability of exempt dividend treatment to substantial users are similar for federal and California state tax purposes.

             Long-term and/or short-term capital gain distributions will not constitute exempt-interest dividends and will be taxed as capital gains and ordinary income dividends, respectively. Moreover, interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for personal income tax purposes to the extent the shareholder receives exempt-interest dividends during his or her taxable year. Exempt-interest dividends will be tax exempt for purposes of personal income tax.

             Other Matters. Fund shares would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under
Section 401 of the Code, H.R. 10 plans and IRAs since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the exempt status of dividends from the Fund. Such dividends would be ultimately taxable to the beneficiaries when distributed to them.



                                 CAPITAL STOCK

             The Company, an open-end, management investment company, was incorporated in Maryland on April 27, 1987. The authorized capital stock of the Company consists of 20,000,000,000 shares having a par value of $.001 per share. As of the date of this SAI, the Company's Board of Directors has authorized the issuance of fifteen series of shares, each representing an interest in one of the funds in the Overland Express Family of Funds -- the Asset Allocation Fund, the California Tax-Free Bond Fund, the California Tax-Free Money Market Fund, the Dividend Income Fund, the Growth and Income Fund, the Money Market Fund, the Municipal Income Fund, the National Tax-Free Institutional Money Market Fund, the Overland Sweep Fund, the Short-Term Government-Corporate Income Fund, the Short-Term Municipal Income Fund, the Strategic Growth Fund, the U.S. Government Income Fund, the U.S. Treasury Money Market Fund and the Variable Rate Government Fund. The Board of Directors may, in the future, authorize the issuance of other series of capital stock representing shares of additional investment portfolios or funds.

             All shares of the Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by series is required by law or where the matter involved only affects one series. For example, a change in the Fund's fundamental investment policy would be voted upon only by shareholders of the Fund. Additionally, approval of an Investment Advisory Contract is a matter to be determined separately by the Fund. As used in the Fund's Prospectus and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Company as a whole, means the vote of the lesser of (i) 67% of the Company's shares represented at a meeting if the holders of more than 50% of the Company's outstanding shares are present in person or by proxy or (ii) more than 50% of the Company's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

             The Company may dispense with an annual meeting of shareholders in any year in which it is not required to elect Directors under the 1940 Act. However, the Company has undertaken to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Director or Directors if requested in writing by the holders of at least 10% of the Company's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

             Each share of the Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Directors. In the event of the liquidation or dissolution of the Company, shareholders of the Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Directors in their sole discretion may determine.

             Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Company.


             The Master Trust, a no-load, diversified, open-end, series management investment company, was organized as a Delaware business trust August 15, 1991. In accordance with Delaware law and in connection with the tax treatment sought by the Master Trust, the Master Trust's Declaration of Trust provides that its investors would be personally responsible for Master Trust liabilities and obligations, but only to the extent the Master Trust property is insufficient to satisfy such liabilities and obligations. The Declaration of Trust also provides that the Master Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Master Trust, its investors, Trustees, Officers, employees and agents covering possible tort and other liabilities, and that investors will be indemnified to the extent they are held liable for a disproportionate share of Master Trust obligations. Thus, the risk of an investor incurring financial loss on account of investor liability is limited to circumstances in which both inadequate insurance exists and the Master Trust itself was unable to meet its obligations.



             The Declaration of Trust further provides that obligations of the Master Trust are not binding upon the Trustees individually but only upon the property of the Master Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee's office.

             The interests in the Master Portfolio have substantially identical voting and other rights as those rights enumerated above for shares of the Fund. The Master Portfolio also intends to dispense with annual meetings, but is required by Section 16(c) of the Act to hold a special meeting and assist investor communications under the circumstances described above with respect to the Company. Whenever the Fund is requested to vote on a matter with respect to the Master Portfolio, the Fund will hold a meeting of Fund shareholders and will cast its votes as instructed by such shareholders.

             In a situation where the Fund does not receive instructions from certain of its shareholders on how to vote the corresponding shares of the Master Portfolio, the Fund will vote such shares in the same proportion as the shares for which the Fund does receive voting instructions.

             As of November 14, 1995, the shareholders identified below were known by the Company to own 5% or more of the Fund's outstanding shares in the following capacity:

                      Name and              Percentage              Capacity
             Address of Shareholder         of Fund                  Owned
             ----------------------         ----------               ------
             Stephens Inc.                  100%                      Record
             111 Center Street
             Little Rock, Arkansas
             72201


                                     OTHER


             The Registration Statements of the Company and the Master Trust, including the Fund's Prospectus, the SAI and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statements, each such statement being qualified in all respects by such reference.



                           CUSTODIAN AND TRANSFER AND
                           DIVIDEND DISBURSING AGENT

             Wells Fargo Bank has been retained to act as Custodian for both the Fund and the Master Portfolio. The Custodian, among other things, maintains separate custody accounts in the names of the Fund and the Master Portfolio; receives and delivers all assets for the Fund and the

Master Portfolio upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of the Fund and the Master Portfolio and pays all expenses of the Fund and the Master Portfolio. Wells Fargo Bank is not entitled to receive a fee for its services as Transfer and Dividend Disbursing Agent and Custodian for the Fund and the Master Portfolio.


                              INDEPENDENT AUDITORS


             KPMG Peat Marwick LLP have been selected as the independent auditors for the Company and the Master Trust. KPMG Peat Marwick LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG Peat Marwick LLP's address is Three Embarcadero Center, San Francisco, California 94111.



                             FINANCIAL INFORMATION


      The audited financial statements and portfolios of investments contained in the Company's Annual Report are hereby incorporated by reference in this SAI. The Company's Annual Report and the SAI will be sent free of charge to any shareholder who requests these documents.

                                  SAI APPENDIX


                    The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds, municipal notes, and corporate and municipal commercial paper.


Corporate and Municipal Bonds

             Moody's: The four highest ratings for corporate and municipal bonds are "Aaa," "Aa," "A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds have speculative characteristics as well. Moody's also applies numerical modifiers in its rating system: 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

             S&P: The four highest ratings for corporate and municipal bonds are "AAA," "AA," "A" and "BBB." Bonds rated "AAA" have the highest ratings assigned by S&P and have an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity to pay interest and repay principal" and differ "from the highest rated issued only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having an "adequate capacity" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

Municipal Notes

             Moody's: The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the "best quality." Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins of protections "ample although not as large as in the preceding group." Notes rated "MIG 3" or "VMIG 3" are of "favorable quality," with all security elements accounted for, but lacking the strength of the preceding grades.

             S&P: The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest." Notes issued with "overwhelming safety characteristics" will be rated "SP-1+." The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

Corporate and Municipal Commercial Paper

             Moody's: The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated "P-1" have a "superior capacity for repayment of short-term promissory obligations." Issuers rated "P-2" (Prime- 2) "have a strong capacity for repayment of short-term promissory obligations," but earnings trends, while sound, will be subject to more variation.

             S&P: The "A-1" rating for corporate and municipal commercial paper indicates that the "degree of safety regarding timely payment is either overwhelming or very strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+." Commercial paper with a strong capacity for timely payments on issues will be rated "A-2."

Corporate Notes

             S&P: The two highest ratings for corporate notes are "SP-1" and "SP-2." The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest." Notes issued with "overwhelming safety characteristics" will be rated "SP-1+." The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

                          OVERLAND EXPRESS FUNDS, INC.
                          FILE NO. 33-16296; 811-8275

                                     PART C

                               OTHER INFORMATION

Item 24.     Financial Statements and Exhibits.

       (a)   Financial Statements:


             Not Applicable


       (b)   Exhibits:


 Exhibit
 Number                                        Description
 ------                                        -----------
  1               - Restated Articles of Incorporation, filed herewith.

  2               - By-Laws (as amended), incorporated by reference to the
                    Registration Statement on Form N-1A filed on August 5, 1987.

  3               - Not Applicable.

  4               - Specimen Stock Certificates, incorporated by reference to
                    Post-Effective Amendment No. 21 filed on March 3, 1993.

  5(a)  (i)       - Form of Amended Advisory Contract on behalf of the Asset
                    Allocation Fund, incorporated by reference to Post-Effective
                    Amendment No. 24 filed on April 29, 1994.

        (ii)      - Advisory Contract on behalf of the U.S. Government Income
                    Fund, incorporated by reference to Pre-Effective Amendment
                    No. 2 filed on April 4, 1988.

        (iii)     - Advisory Contract on behalf of the California Tax-Free Money
                    Market Fund, incorporated by reference to Post-Effective
                    Amendment No. 6 filed on August 2, 1989.

        (iv)      - Advisory Contract on behalf of the California Tax-Free Bond
                    Fund, incorporated by reference to Post-Effective Amendment
                    No. 6 filed on August 2, 1989.

        (v)       - Advisory Contract on behalf of the Money Market Fund,
                    incorporated by reference to Post- Effective Amendment No. 6 filed on August 2, 1989.

        (vi)      - Advisory Contract on behalf of the Variable Rate Government
                    Fund, incorporated by reference to Post-Effective Amendment
                    No. 8 filed on August 6, 1990.

        (vii)     - Advisory Contract on behalf of the Municipal Income Fund, incorporated by reference to Post-Effective Amendment No.
                    16 filed on January 17, 1992.

 Exhibit
 Number                                        Description
 ------                                        -----------
        (viii)    - Advisory Contract on behalf of the U.S. Treasury Money
                    Market Fund, incorporated by reference to Post-Effective
                    Amendment No. 22 filed on May 28, 1993.

        (ix)      - Advisory Contract on behalf of the Strategic Growth Fund, incorporated by reference to Post- Effective Amendment No.
                    22 filed on May 28, 1993.

        (x)       - Sub-Advisory Contract with Wells Fargo Nikko Investment
                    Advisors on behalf of the Asset Allocation Fund, filed herewith.

  5(b)  (i)       - Administration Agreement on behalf of the Asset Allocation
                    Fund, incorporated by reference to Pre-Effective Amendment
                    No. 2 filed on April 4, 1988.

        (ii)      - Administration Agreement on behalf of the U.S. Government
                    Income Fund, incorporated by reference to Pre-Effective
                    Amendment No. 2 filed on April 4, 1988.

        (iii)     - Administration Agreement on behalf of the California
                    Tax-Free Money Market Fund (as amended), incorporated by reference to Pre-Effective Amendment No. 2 filed on April 4,
                    1988.

        (iv)      - Administration Agreement on behalf of the California
                    Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 3 filed on October 3, 1988.

        (v)       - Administration Agreement on behalf of the Money Market Fund, incorporated by reference to Post-Effective Amendment No. 6 filed on August 2, 1989.

        (vi)      - Administration Agreement on behalf of the Variable Rate
                    Government Fund, incorporated by reference to Post-Effective
                    Amendment No. 8 filed on August 6, 1990.

        (vii)     - Administration Agreement on behalf of the Municipal Income
                    Fund, incorporated by reference to Post-Effective Amendment
                    No. 16 filed on January 17, 1992.

        (viii)    - Administration Agreement on behalf of the Overland Sweep
                    Fund, Short-Term Municipal Income Fund (formerly, the 1-3
                    Year Duration Municipal Income Fund), 1-3 Year Duration
                    Government Income Fund (liquidated) and Short-Term
                    Government-Corporate Income Fund (formerly, the 1-3 Year
                    Duration Full Faith and Credit Government Income Fund), filed herewith.

        (ix)      - Administration Agreement on behalf of the U.S. Treasury
                    Money Market Fund, filed herewith.

        (x)       - Administration Agreement on behalf of the Strategic Growth
                    Fund, incorporated by reference to Post-Effective Amendment
                    No. 22 filed on May 28, 1993.

        (xi)      - Form of Administration Agreement with Stephens Inc. on
                    behalf of the National Tax-Free Institutional Money Market
                    Fund, filed herewith.

 Exhibit
 Number                                        Description
 ------                                        -----------
  6(a)  (i)       - Distribution Agreement with Stephens Inc. (as amended),
                    incorporated by reference to Post-Effective Amendment No.
                    18 filed on April 30, 1992.

   (a)  (ii)      - Distribution Agreement on behalf of the Overland Sweep Fund, incorporated by reference to Post-Effective Amendment No. 14 filed on August 20, 1991.

   (a)  (iii)     - Addendum to Form of Distribution Agreement with Stephens
                    Inc., incorporated by reference to Post-Effective Amendment
                    No. 24 filed on April 29, 1994.

   (a)  (iv)      - Form of Amended and Restated Distribution Agreement with
                    Stephens Inc., filed herewith.

   (b)            - Dealer Contract (as revised), incorporated by reference to
                    Post-Effective Amendment No. 13 filed on July 16, 1991.

  7               - Not Applicable.

  8(a)            - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Asset Allocation Fund, incorporated by reference to the
                    Registration Statement on Form N-1A filed on August 5, 1987.

   (b)            - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the U.S. Government Income Fund, incorporated by reference to Post-Effective Amendment No. 9 filed on February 7, 1991.

   (c)            - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the California Tax-Free Money Market Fund, incorporated by reference to Post-Effective Amendment No. 9 filed on February 7, 1991.

   (d)            - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 9 filed on February 7, 1991.

   (e)            - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Money Market Fund, incorporated by reference to Post-Effective Amendment No. 9 filed on February 7, 1991.

   (f)            - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Variable Rate Government Fund, incorporated by reference to Post-Effective Amendment No. 9 filed on February 7, 1991.

   (g)            - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Municipal Income Fund, incorporated by reference to Post-Effective Amendment No. 16 filed on January 17, 1992.

   (h)            - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the U.S. Treasury Money Market Fund, incorporated by reference to Post-Effective Amendment No. 23 filed on March
                    2, 1994.

   (i)            - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Strategic Growth Fund, incorporated by reference to Post-Effective Amendment No. 23 filed on March 2, 1994.

 Exhibit
 Number                                        Description
 ------                                        -----------
   (j)            - Custody Agreement on behalf of the Overland Sweep Fund, the
                    1-3 Year Duration Municipal Income Fund, the 1-3 Year
                    Duration Government Income Fund and the 1-3 Year Duration
                    Full Faith and Credit Government Income Fund, filed
                    herewith.

   (k)            - Form of Custody Agreement with Wells Fargo Bank, N.A. on behalf of the National Tax-Free Institutional Money Market
                    Fund, filed herewith.

  9(a)            - Agency Agreement between the Overland Sweep Fund, the 1-3
                    Year Duration Municipal Income Fund, the 1-3 Year Duration
                    Government Income Fund, the 1-3 Year Duration Full Faith and
                    Credit Government Income Fund and Wells Fargo Bank, N.A.,
                    incorporated by reference to Post-Effective Amendment No.
                    24 filed on April 29, 1994.

   (a)  (i)       - Form of Agency Agreement with Wells Fargo Bank, N.A. on
                    behalf of the National Tax-Free Institutional Money Market
                    Fund, filed herewith.

   (b)            - License Agreement between Wells Fargo Bank, N.A. and Wells
                    Fargo Investment Advisors (renamed Wells Fargo Nikko
                    Investment Advisors), previously filed.

   (c)  (i)       - Shareholder Servicing Agreement on behalf of the Overland
                    Sweep Fund, incorporated by reference to Post-Effective
                    Amendment No. 22 filed on May 28, 1993.

   (c)  (ii)      - Form of Servicing Agreement on behalf of Class D Shares, incorporated by reference to Post-Effective Amendment No.
                    21 filed on March 3, 1993.

   (d)  (i)       - Servicing Plan on behalf of the Class D Shares of the Asset
                    Allocation Fund, incorporated by reference to Post-Effective
                    Amendment No. 22 filed on May 28, 1993.

   (d)  (ii)      - Servicing Plan on behalf of the Class D Shares of the U.S.
                    Government Income Fund, incorporated by reference to
                    Post-Effective Amendment No. 22 filed on May 28, 1993.

   (d)  (iii)     - Servicing Plan on behalf of the Class D Shares of the
                    California Tax-Free Bond Fund, incorporated by reference to
                    Post-Effective Amendment No. 22 filed on May 28, 1993.

   (d)  (iv)      - Servicing Plan on behalf of the Class D Shares of the
                    Variable Rate Government Fund, incorporated by reference to
                    Post-Effective Amendment No. 22 filed on May 28, 1993.

   (d)  (v)       - Servicing Plan on behalf of the Class D Shares of the
                    Municipal Income Fund, incorporated by reference to
                    Post-Effective Amendment No. 22 filed on May 28, 1993.

   (d)  (vi)      - Servicing Plan on behalf of the Class D Shares of the
                    Strategic Growth Fund, incorporated by reference to
                    Post-Effective Amendment No. 22 filed on May 28, 1993.

  10(a)           - Opinion and Consent of Counsel, filed herewith.

 Exhibit
 Number                                        Description
 ------                                        -----------
  11(b)           - Not Applicable.

  12(a)           - None.

  13              - Investment Letter, incorporated by reference to
                    Pre-Effective Amendment No. 2 filed on April 4, 1988.

  14              - Not Applicable.

  15(a)           - Amended Distribution Plan on behalf of the Class A Shares of the Asset Allocation Fund, incorporated by reference to
                    Post-Effective Amendment No. 22 filed on May 28, 1993.

    (b)           - Amended Distribution Plan on behalf of the Class A Shares of the U.S. Government Income Fund, incorporated by reference to Post-Effective Amendment No. 22 filed on May 28, 1993.

    (c)           - Distribution Plan on behalf of the California Tax-Free Money
                    Market Fund, incorporated by reference to Pre-Effective
                    Amendment No. 2 filed on April 4, 1988.

    (d)           - Amended Distribution Plan on behalf of the Class A Shares of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 22 filed on May 28, 1993.

    (e)           - Amended Distribution Plan on behalf of the Class A Shares of the Money Market Fund, incorporated by reference to Post-Effective Amendment No. 24 filed on April 29, 1994.

    (f)           - Amended Distribution Plan on behalf of the Class A Shares of the Variable Rate Government Fund, incorporated by reference to Post-Effective Amendment No. 22 filed on May 28, 1993.

    (g)           - Amended Distribution Plan on behalf of the Class A Shares of the Municipal Income Fund, incorporated by reference to Post-Effective Amendment No. 22 filed on May 28, 1993.

    (h)           - Distribution Plan on behalf of the Overland Sweep Fund,
                    incorporated by reference to Post- Effective Amendment No.
                    14 filed on August 20, 1991.

    (i)           - Amended Distribution Plan on behalf of the Class A Shares of the U.S. Treasury Money Market Fund, incorporated by reference to Post-Effective Amendment No. 24 filed on April
                    29, 1994.

    (j)           - Amended Distribution Plan on behalf of the Class A Shares of the Strategic Growth Fund, incorporated by reference to Post-Effective Amendment No. 22 filed on May 28, 1993.

    (k)           - Distribution Plan on behalf of the Class D Shares of the
                    Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 23 filed on March 2, 1994.

 Exhibit
 Number                                        Description
 ------                                        -----------
    (l)           - Distribution Plan on behalf of the Class D Shares of the
                    California Tax-Free Bond Fund, incorporated by reference to
                    Post-Effective Amendment No. 23 filed on March 2, 1994.

    (m)           - Distribution Plan on behalf of the Class D Shares of the
                    Municipal Income Fund, incorporated by reference to Post-Effective Amendment No. 23 filed on March 2, 1994.

    (n)           - Distribution Plan on behalf of the Class D Shares of the
                    Strategic Growth Fund, incorporated by reference to Post-Effective Amendment No. 23 filed on March 2, 1994.

    (o)           - Distribution Plan on behalf of the Class D Shares of the
                    U.S. Government Income Fund, incorporated by reference to Post-Effective Amendment No. 23 filed on March 2, 1994.

    (p)           - Distribution Plan on behalf of the Class D Shares of the
                    Variable Rate Government Fund, incorporated by reference to Post-Effective Amendment No. 23 filed on March 2, 1994.

    (q)           - Distribution Plan on behalf of the Short-Term Municipal
                    Income Fund (formerly, the 1-3 Year Duration Municipal
                    Income Fund), incorporated by reference to Post-Effective
                    Amendment No. 24 filed on April 29, 1994.

    (r)           - Distribution Plan of the Short-Term Government-Corporate
                    Income Fund (formerly, the 1-3 Year Duration Full Faith and
                    Credit Government Income Fund), incorporated by reference to Post-Effective Amendment No. 24 filed on April 29, 1994.

  16(a)           - Schedules for Computation of Performance Quotations,
                    incorporated by reference to Post-Effective Amendment No. 3 filed on October 3, 1988.

    (b)           - Schedule of Computation of Performance data.

  17              - Powers of Attorney, incorporated by reference to
                    Post-Effective Amendment No. 14 to the Registration
                    Statement filed on August 20, 1991.

  18              - Rule 18f-3 Multi-Class Plan, incorporated by reference to
                    Post-Effective Amendment No. 28 to the Registration
                    Statement filed on April 4, 1995.



Item 25.    Persons Controlled by or under Common Control with Registrant.


            Stephens Inc. is the beneficial owner of 100% of the outstanding voting securities of the National Tax-Free Institutional Money Market Fund.



Item 26.    Number of Holders of Securities.



            As of October 31, 1995, the number of record holders of each class of securities of the Registrant was as follows:

             Title of Class                            Number of Record Holders
             --------------                            ------------------------
    Asset Allocation Fund
      Class A                                                        1,041
      Class D                                                          389

    California Tax-Free Bond Fund
      Class A                                                        3,979
      Class D                                                           61

    California Tax-Free Money Market Fund                              154

    Money Market Fund
      Class A                                                          207
      Institutional Class                                              242

    Municipal Income Fund
      Class A                                                        1,253
      Class D                                                          262

    Overland Sweep Fund                                                  3

    Short-Term Municipal Income Fund                                    26

    Short-Term Government-Corporate
    Income Fund                                                         11

    Strategic Growth Fund
      Class A                                                        2,613
      Class D                                                          883

    U.S. Government Income Fund
      Class A                                                          595
      Class D                                                           62

    U.S. Treasury Money Market Fund
      Class A                                                           24
      Institutional Class                                               71

    Variable Rate Government Fund
      Class A                                                        1,496
      Class D                                                           87

27.   Indemnification.

            Section 4 of Article VI of the Registrant's Articles of Incorporation provides:

            To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, no person who is or was a director or officer of this Corporation shall be personally liable to the Corporation or its stockholders for money damages. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the benefits provided to any person who is or was a director or officer under this provision with respect to any act or omission which occurred prior to such amendment or repeal. The rights of indemnification under this provision shall neither be exclusive of, nor be deemed in limitation of, any right to which any person may otherwise be entitled or permitted by contract or otherwise. This Section 4 shall not protect any person who is or was a director or officer of the Corporation against any liability to the Corporation or its stockholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Item 28.    Business and Other Connections of Investment Adviser.

            Wells Fargo Bank, N.A. ("Wells Fargo Bank"), a wholly owned subsidiary of Wells Fargo & Company, serves as investment adviser to all of the Registrant's investment portfolios, other than the Overland Sweep Fund, the Short-Term Municipal Income Fund and the Short-Term Government-Corporate Income Fund which currently do not retain an investment adviser, and to certain other registered open-end management investment companies. Wells Fargo Bank's business is that of a national banking association with respect to which it conducts a variety of commercial banking and trust activities.

            To the knowledge of Registrant, none of the directors or executive officers of Wells Fargo Bank, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain executive officers also hold various positions with and engage in business for Wells Fargo & Company. Set forth below are the names and principal businesses of the directors and executive officers of Wells Fargo Bank who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity of director, officer, employee, partner or trustee. All the directors of Wells Fargo Bank also serve as directors of Wells Fargo & Company.

 Name and Position                     Principal Business(es) and Address(es)
 at Wells Fargo Bank                   During at Least the Last Two Fiscal Years
 -------------------                   ------------------------------------------
 H. Jesse Arnelle                      Senior Partner of Arnelle & Hastie
 Director                              455 Market Street
                                       San Francisco, CA 94105

                                       Director of FPL Group, Inc.
                                       700 Universe Blvd.
                                       P.O. Box 14000
                                       North Palm Beach, FL 33408

 William R. Breuner                    General Partner in Breuner Associates, Breuner Properties and
 Director                              Breuner-Pavarnick Real Estate Developers.  Retired Chairman of
                                       the Board of Directors of John Breuner Co.
                                       2300 Clayton Road, Suite 1570
                                       Concord, CA 94520


                                       Vice Chairman of the California State Railroad
                                       Museum Foundation.
                                       111  I  Street
                                       Old Sacramento, CA 95814

 William S. Davila                     President and Director of The Vons Companies, Inc.
 Director                              618 Michillinda Avenue
                                       Arcadia, CA  91007

                                       Officer of Western Association of Food Chains
                                       825 Colorado Blvd. #203
                                       Los Angeles, CA 90041


 Rayburn S. Dezember                   Director of CalMat Co.
 Director                              3200 San Fernando Road
                                       Los Angeles, CA  90065

                                       Director of Tejon Ranch Co.
                                       P.O. Box 1000
                                       Lebec, CA  93243

                                       Director of Turner Casting Corp.
                                       P.O. Box 1099
                                       Cudahy, CA 90201

                                       Director of The Bakersfield Californian
                                       P.O. Box 440
                                       1707  I  Street
                                       Bakersfield, CA 93302

                                       Director of Kern County Economic Development Corp.
                                       P.O. Box 1229
                                       2700 M Street, Suite 225
                                       Bakersfield, CA 93301

                                       Chairman of the Board of Trustees of Whittier College
                                       13406 East Philadelphia Avenue
                                       P.O. Box 634
                                       Whittier, CA 90608

 Paul Hazen                            Chairman of the Board of Directors of
 Chairman of the                       Wells Fargo & Company
 Board of Directors                    420 Montgomery Street
                                       San Francisco, CA  94105

                                       Director of Pacific Telesis Group
                                       130 Kearny Street
                                       San Francisco, CA  94108

                                       Director of Phelps Dodge Corp.
                                       2600 North Central Avenue
                                       Phoenix, AZ 85004


                                       Director of Safeway Inc.
                                       Fourth and Jackson Streets
                                       Oakland, CA  94660

 Robert K. Jaedicke                    Accounting Professor and Dean Emeritus of
 Director                              Graduate School of Business, Stanford University
                                       MBA Admissions Office
                                       Stanford, CA  94305

                                       Director of Homestake Mining Co.
                                       650 California Street
                                       San Francisco, CA 94108

                                       Director of California Water Service Company
                                       1720 North First Street
                                       San Jose, CA 95112

                                       Director of Boise Cascade Corp.
                                       1111 West Jefferson Street
                                       P.O. Box 50
                                       Boise, ID  83728

                                       Director of Enron Corp.
                                       1400 Smith Street
                                       Houston, TX  77002

                                       Director of GenCorp, Inc.
                                       175 Ghent Road
                                       Fairlawn, OH  44333

 Paul A. Miller                        Chairman of Executive Committee and Director of
 Director                              Pacific Enterprises
                                       633 West Fifth Street
                                       Los Angeles, CA  90071

                                       Trustee of Mutual Life Insurance Company of New York
                                       1740 Broadway
                                       New York, NY  10019

                                       Director of Newhall Management Corporation
                                       23823 Valencia Blvd.
                                       Valencia, CA 91355

                                       Trustee of University of Southern California
                                       University Park  TGF 200
                                       665 Exposition Blvd.
                                       Los Angeles, CA 90089

 Ellen M. Newman                       President of Ellen Newman Associates
 Director                              323 Geary Street,  Suite 507
                                       San Francisco, CA 94102



                                       Chair of Board of Trustees of
                                       University of California at San Francisco Foundation
                                       250 Executive Park Blvd., Suite 2000
                                       San Francisco, CA  94143

                                       Director of American Conservatory Theater
                                       30 Grant Avenue
                                       San Francisco, CA 94108

                                       Director of California Chamber of Commerce
                                       1201 K Street, 12th Floor
                                       Sacramento, CA 95814

 Philip J. Quigley                     Chairman, Chief Executive Officer and
 Director                              Director of Pacific Telesis Group
                                       130 Kearney Street, Rm. 3700
                                       San Francisco, CA 94108

                                       Director of Varian Associates
                                       3050 Hansen Way
                                       P.O. Box 10800
                                       Palo Alto, CA 94303

 Carl E. Reichardt                     Chairman and Chief Executive Officer of the
 Director                              Board of Directors of Wells Fargo & Company
                                       420 Montgomery Street
                                       San Francisco, CA 94105

                                       Director of Ford Motor Company
                                       The American Road
                                       Dearborn, MI  48121

                                       Director of Hospital Corporation of America,
                                       HCA-Hospital Corp. of America
                                       One Park Plaza
                                       Nashville, TN  37203

                                       Director of Pacific Gas and Electric Company
                                       77 Beale Street
                                       San Francisco, CA 94105

                                       Director of Newhall Management Corporation
                                       23823 Valencia Blvd.
                                       Valencia, CA 91355


 Donald B. Rice                        President, Chief Operating Officer and Director of
 Director                              Teledyne, Inc.
                                       2049 Century Park East
                                       Los Angeles, CA  90067

                                       Director of Vulcan Materials Company
                                       One Metroplex Drive
                                       Birmingham, AL  35209

                                       Retired Secretary of the Air Force

 Susan G. Swenson                      President and Chief Executive Officer of Cellular One
 Director                              651 Gateway Blvd.
                                       San Francisco, CA 94080

 Chang-Lin Tien                        Chancellor of University of California at Berkeley
 Director                              UC at Berkeley
                                       Berkeley, CA 94720

 John A. Young                         President, Director and Chief Executive Officer of
 Director                              Hewlett-Packard Company
                                       3000 Hanover Street
                                       Palo Alto, CA  94304

                                       Director of Chevron Corporation
                                       225 Bush Street
                                       San Francisco, CA  94104

 William F. Zuendt                     Director of 3Com Corp.
 President                             5400 Bayfront Plaza
                                       P.O. Box 58145
                                       Santa Clara, CA  95052

                                       Director of MasterCard International
                                       888 Seventh Avenue
                                       New York, NY 10106

                                       Trustee of Golden Gate University
                                       536 Mission Street
                                       San Francisco, CA 94163

            Wells Fargo Nikko Investment Advisors ("WFNIA") serves as the sub-adviser to the Asset Allocation Fund and as adviser or sub-adviser to various other open-end management investment companies. For additional information, see "Advisory, Administration and Distribution Arrangements" in the Prospectus describing the Asset Allocation Fund and "Management" in the Statement of Additional Information of such Fund. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and management committees of WFNIA, reference is made to WFNIA's Form ADV and Schedules A and D filed under the Investment Advisers Act of 1940, File No. 801-36479, incorporated herein by reference.

Item 29.    Principal Underwriters.


            (a) Stephens Inc., distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for Stagecoach Funds, Inc., Stagecoach Inc., and Stagecoach Trust; and is the exclusive placement agent for Master Investment Trust, Managed Series Investment Trust, Life & Annuity Trust and Master Investment Portfolio, which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and the Managed Balanced Target Maturity Fund, Inc., which are closed-end management investment companies, and Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolio, Inc. and the Capitol Mutual Funds, which are open-end management investment companies.


            (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D filed by Stephens Inc. with the Securities and Exchange Commission pursuant to The Investment Advisers Act of 1940 (file no. 501-15510).

            (c)   Not applicable.

Item 30.    Location of Accounts and Records.

            All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at one or more of the following offices: Overland Express Funds, Inc. maintains those accounts, books and other documents required by Rule 31a-1(b)(4) and (d), Rule 31a-2(a)(3) and (c) at 111 Center Street, Little Rock, Arkansas 72201; Wells Fargo Bank maintains all other accounts, books or other documents required by Rules 31a-1, 31a-2 and 31a-3 at 525 Market Street, San Francisco, California 94163; and copies of such documents also are maintained by Overland Express Funds, Inc. Original and/or copies of certain of the accounts, books or other documents relating to the Asset Allocation Fund may be retained by WFNIA in its capacity as sub-adviser and by Wells Fargo Institutional Trust Company, N.A., in its capacity as custodian.

Item 31.    Management Services.

            Other than as set forth under the captions "Management of the Fund and the Master Series" in the Prospectus constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.


Item 32.    Undertakings.

            (a)   Not Applicable.

            (b)   Not Applicable.

            (c) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions set forth above in response to Item 27, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

            (d) Registrant undertakes to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a director or directors if requested in writing by the holders of at least 10W of the Company's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

            (e) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of its most current annual report to shareholders, upon request and without charge.

                                   SIGNATURES


            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Little Rock, State of Arkansas on the 28th day of November, 1995.



                                         OVERLAND EXPRESS FUNDS, INC.

                                         By /s/ Richard H. Blank, Jr.
                                            -------------------------
                                              (Richard H. Blank, Jr.)
                                              Chief Operating Officer

            Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:


      Signature                                  Title
      ---------                                  -----

      /s/ R. Greg Feltus                         Director, Chairman and President
      ------------------------------------       (Principal Executive Officer)
      (R. Greg Feltus)

      /s/ Richard H. Blank, Jr.                  Secretary and Treasurer (Chief
      ------------------------------------       Operating Officer)
      (Richard H. Blank, Jr.)

      /s/ Jack S. Euphrat                        Director
      ------------------------------------
      (Jack S. Euphrat)

      /s/ Thomas S. Goho                         Director
      ------------------------------------
      (Thomas S. Goho)

      /s/ Zoe Ann Hines                          Director
      ------------------------------------
      (Zoe Ann Hines)

      /s/ W. Rodney Hughes                       Director
      ------------------------------------
      (W. Rodney Hughes)

      /s/ Robert M. Joses                        Director
      ------------------------------------
      (Robert M. Joses)

      /s/ J. Tucker Morse                        Director
      ------------------------------------
      (J. Tucker Morse)


*By: /s/ Richard H. Blank, Jr.
     -------------------------------------
        (Richard H. Blank, Jr.)
        As Attorney-in-Fact

                                   SIGNATURES


            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Little Rock, State of Arkansas on the 28th day of November, 1995.



                                         MASTER INVESTMENT TRUST

                                         By /s/ Richard H. Blank, Jr.
                                            ------------------------------------
                                            (Richard H. Blank, Jr., Secretary)


      Signature                          Title
      ---------                          -----

      /s/ R. Greg Feltus                         Trustee, Chairman and President
      ------------------------------------       (Principal Executive Officer)
      (R. Greg Feltus)

      /s/ Richard H. Blank, Jr.                  Secretary and Treasurer (Chief
      ------------------------------------       Operating Officer)
      (Richard H. Blank, Jr.)

      /s/ Jack S. Euphrat                        Trustee
      ------------------------------------
      (Jack S. Euphrat)

      /s/ Thomas S. Goho                         Trustee
      ------------------------------------
      (Thomas S. Goho)

      /s/ Zoe Ann Hines                          Trustee
      ------------------------------------
      (Zoe Ann Hines)

      /s/ W. Rodney Hughes                       Trustee
      ------------------------------------
      (W. Rodney Hughes)

      /s/ Robert M. Joses                        Trustee
      ------------------------------------
      (Robert M. Joses)

      /s/ J. Tucker Morse                        Trustee
      ------------------------------------
      (J. Tucker Morse)


*By:  /s/ Richard H. Blank, Jr.
      ------------------------------------
      (Richard H. Blank, Jr.)
      As Attorney-in-Fact

                          OVERLAND EXPRESS FUNDS, INC.
                        SEC FILE NOS. 33-16296; 811-8275

                                 EXHIBIT INDEX


                                                                         SEQUENTIAL
EXHIBIT NUMBER                          DESCRIPTION                       PAGE NO.
1                 -   Restated Articles of Incorporation

99.B5(a)(x)       -   Sub-Advisory Contract with Wells Fargo Nikko
                      Investment Advisors on behalf of the Asset
                      Allocation Fund

99.B5(b)(viii)    -   Administration Agreement with Stephens Inc. on
                      behalf of the Overland Sweep Fund, Short-Term
                      Municipal Income Fund and Short-Term Government-
                      Corporate Income Fund

99.B5(b)(ix)      -   Administration Agreement with Stephens Inc. on
                      behalf of the U.S. Treasury Money Market Fund

99.B5(b)(xi)      -   Form of Administration Agreement with Stephens
                      Inc. on behalf of the National Tax-Free Institutional
                      Money Market Fund

99.B6(a)(iv)      -   Form of Amended and Restated Distribution
                      Agreement with Stephens Inc.

99.B8(j)          -   Custody Agreement with Wells Fargo Bank, N.A. on
                      behalf of the Overland Sweep Fund, Short-Term
                      Municipal Income Fund and Short-Term Government-
                      Corporate Income Fund

99.B8(k)          -   Form of Custody Agreement with Wells Fargo Bank,
                      N.A. on behalf of the National Tax-Free
                      Institutional Money Market Fund

99.B9(a)(i)       -   Form of Agency Agreement with Wells Fargo Bank,
                      N.A. on behalf of the National Tax-Free
                      Institutional Money Market Fund

99.B10            -   Opinion and Consent of Counsel